[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm                    September 22, 1997



Dear Fellow Shareholder:

I am writing to ask for your vote on an important matter that will affect your investment in the John Hancock Global Marketplace Fund.

Although your Fund has offered an intriguing opportunity to capitalize on global consumer spending trends, your Fund's Board of Trustees believes the retail sector does not offer the diversity found in other industries, and that considerable volatility could result from your Fund's highly specialized investment focus. Accordingly, your Fund's Trustees are recommending the merger of your Fund into the John Hancock Global Fund, a fund with a broader investment approach. The Global Fund offers you the opportunity to participate in a wide range of foreign and domestic investment opportunities, including the global retail sector. The Global Fund also offers you a more consistent performance record, as well as a larger asset base, that can help protect your investment through greater diversification.

This proposed merger has been unanimously approved by your Fund's Board of Trustees, who believe it will benefit you and your fellow shareholders. The proposed merger is detailed in the enclosed proxy statement and summarized in the questions and answers on the following page. I suggest you read both thoroughly before voting.

Your Vote Makes a Difference!
No matter what the size of your investment may be, your vote is critical. I urge you to review the enclosed materials and to complete, sign and return the enclosed proxy ballot to us immediately. Your prompt response will help avoid the need for additional mailings at your Fund's expense. For your convenience, we have provided a postage-paid envelope.


If you have any questions or need additional information, please contact your investment professional or call your Customer Service Representative at 1-800-225-5291, Monday through Friday between 8:00 A.M. and 8:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.




                                                     Sincerely,

                                                     /s/ Edward J. Boudreau, Jr.

                                                     Edward J. Boudreau, Jr.
                                                     Chairman and CEO

Q: What are the benefits of merging the Global Marketplace Fund into the Global Fund?

A: Although both funds seek long-term capital appreciation, the Global Fund has a much wider investment scope. As you know, the Global Marketplace Fund is primarily limited to investments in retail companies or related consumer businesses. The Global Fund, on the other hand, invests in stocks of companies from a wide range of industries including retail and consumer businesses. As a Global Fund shareholder, you can continue to participate in the global retail sector while opening your portfolio to a broad range of opportunities in other industries. This diversification will also make your investment less dependent upon the success of the retail sector.

Q: What is the Global Fund's strategy?

A: The Global Fund seeks long-term capital appreciation by investing in stocks of large, medium and small companies in the U.S. and abroad that the management team believes have above-average earnings growth potential. The Fund will continue to invest a portion of its assets in retail stocks, seeking to capitalize on a global trend of rising consumption.

Q: Who manages the Global Fund?

A: The Global Fund is managed by our international investment team, led by portfolio managers Miren Etcheverry, Gerardo J. Espinoza and John L. F. Wills, who average 22 years of international investment experience. Our international team includes analytical staff from eight different countries speaking 12 foreign languages fluently. With offices in the U.S., Europe and Asia, our team studies companies and economies first-hand, seeking the best opportunities in countries with the greatest potential for growth and stability.

Q: How has the Global Fund performed?


A: Although past performance does not necessarily guarantee future results, the Global Fund has been a steady performer over the years. Its Class B shares have posted average annual total returns of 12.94% over the past year, 11.74% over the past five years and 7.72% over the past ten years at public offering price as of June 30, 1997. The Fund's Class A shares have posted an average annual return of 12.86% over the past year, 11.53% over the past five years and 10.34% since inception on January 3, 1992.* To review the Global Fund in more detail, please refer to the John Hancock International/Global Funds prospectus and the Global Fund's most recent annual and semiannual reports, all of which are enclosed.


Q: How do I vote?

A: Most shareholders typically vote by completing, signing and returning the enclosed proxy card using the postage-paid envelope provided. If you prefer to vote in person, you are cordially invited to attend a meeting of shareholders of your Fund, which will be held at 9:00 A.M. on November 12, 1997 at our 101 Huntington Avenue headquarters in Boston, Massachusetts. If you vote now, you will help avoid further solicitations at your Fund's expense.

Q: How will the merger happen?

A: If the merger is approved, your Global Marketplace Fund shares will be converted to Global Fund shares, using the Funds' net asset value share prices, excluding sales charges, as of the close of trading on December 5, 1997. This conversion will not affect the total dollar value of your investment.

Q: Will the merger have tax consequences?

A: Although taxable dividends and capital gains will be paid prior to the merger, the merger itself is a non-taxable event and does not need to be reported on your 1997 tax return.


*Performance figures assume all distributions are reinvested and reflect a maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge on Class B shares. The CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1% . No sales charge will be assessed after the sixth year. The return and principal value of any mutual fund investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

                      JOHN HANCOCK GLOBAL MARKETPLACE FUND
                     (a series of John Hancock World Fund)
                             101 Huntington Avenue
                                Boston, MA 02199

                       NOTICE OF MEETING OF SHAREHOLDERS
                        SCHEDULED FOR NOVEMBER 12, 1997

This is the formal agenda for your fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of John Hancock Global Marketplace Fund:

A meeting of shareholders of your fund will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, November 12, 1997 at 9:00 a.m., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between your fund and John Hancock Global Fund. Under this Agreement your fund would transfer all of its assets to Global Fund in exchange for shares of Global Fund. These shares would be distributed proportionately to you and the other shareholders of your fund. Global Fund would also assume your fund's liabilities. Your board of trustees recommends that you vote FOR this proposal.

2.       Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on September 17, 1997 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. Please take a few minutes to vote now and help save the cost of additional solicitations.

                                    By order of the board of trustees,
                                    Susan S. Newton
                                    Secretary
September 22, 1997
300PX 9/97

                               PROXY STATEMENT OF
                      JOHN HANCOCK GLOBAL MARKETPLACE FUND
                     (a series of John Hancock World Fund)

                                 PROSPECTUS FOR
                         CLASS A AND CLASS B SHARES OF
                            JOHN HANCOCK GLOBAL FUND
                (a series of John Hancock Investment Trust III)

This proxy statement and prospectus contains the information you should know before voting on the proposed reorganization of your fund into John Hancock Global Fund. Please read it carefully and retain it for future reference.

How the Reorganization Will Work

         o        Your fund will transfer all of its assets to Global Fund.
                  Global Fund will assume your fund's liabilities.

         o Global Fund will issue to your fund Class A shares in an amount equal to the value of your fund's Class A shares. These shares will be distributed to your fund's Class A shareholders in proportion to their holdings on the reorganization date.

         o Global Fund will issue to your fund Class B shares in an amount equal to the value of your fund's Class B shares. These shares will be distributed to your fund's Class B shareholders in proportion to their holdings on the reorganization date.

         o        The reorganization will be tax-free.

         o Your fund will be liquidated and you will end up as a shareholder of Global Fund.

Shares of Global Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of Global Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why Your Fund's Trustees are Recommending the Reorganization

The trustees of your fund believe that reorganizing your fund into a larger fund with similar investment policies would enable the shareholders of your fund to benefit from increased diversification, the ability to achieve better net prices on securities trades and economies of scale that could contribute to a lower expense ratio. Therefore, the trustees recommend that your fund's shareholders vote FOR the reorganization.

--------------------------------------------------------------------------------
Investment Objectives
------------------- ------------------------------ -----------------------------
                         Global Marketplace                   Global
------------------- ------------------------------ -----------------------------
Investment          Long-term capital              Long-term growth of capital.
objective.          appreciation.
------------------- ------------------------------ -----------------------------

--------------------------------------------------------------------------------
Where to Get More Information
----------------------------------------- --------------------------------------
Prospectus of your fund and Global Fund   In the same envelope as this proxy
dated 3/1/97.                             statement and prospectus.
                                          Incorporated by reference into this
                                          proxy statement and
                                          prospectus.
-----------------------------------------
Global Fund's annual and semi-
annual reports to shareholders.
----------------------------------------- --------------------------------------
Your fund's annual and semi-annual        On file with the Securities and
reports to shareholders.                  Exchange Commission ("SEC") and
                                          available at no charge by calling
                                          1-800-225-5291.  Incorporated by
                                          reference into this proxy statement
                                          and prospectus.
-----------------------------------------
A statement of additional information
dated 9/22/97.  It contains additional
information about your fund and Global
Fund.
----------------------------------------- --------------------------------------
To ask questions about this proxy         Call our toll-free telephone
statement and prospectus.                 number: 1-800-225-5291
----------------------------------------- --------------------------------------


The date of this proxy statement and prospectus is September 22, 1997.

TABLE OF CONTENTS

                                                                           Page

INTRODUCTION                                                                5
SUMMARY                                                                     5
INVESTMENT RISKS                                                            17
PROPOSAL TO APPROVE AGREEMENT
 AND PLAN OF REORGANIZATION                                                 18
CAPITALIZATION                                                              25
ADDITIONAL INFORMATION ABOUT
 THE FUNDS' BUSINESSES                                                      26
BOARDS' EVALUATION AND RECOMMENDATION                                       26
VOTING RIGHTS AND REQUIRED VOTE                                             27
INFORMATION CONCERNING THE MEETING                                          28
OWNERSHIP OF SHARES OF THE FUNDS                                            30
EXPERTS                                                                     31
AVAILABLE INFORMATION                                                       31

                                    EXHIBITS

A - Agreement and Plan of Reorganization between John Hancock Global Marketplace Fund and John Hancock Global Fund (attached to this document).

                                  INTRODUCTION

This proxy statement and prospectus is being used by the board of trustees of your fund to solicit proxies to be voted at a special meeting of shareholders of your fund. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, November 12, 1997 at 9:00 a.m., Eastern Time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization providing for the reorganization of your fund into John Hancock Global Fund. This proxy statement and prospectus is being mailed to your fund's shareholders on or about September 22, 1997.

Who is Eligible to Vote?

Shareholders of record on September 17, 1997 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy, but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement. You should read the entire proxy statement, Exhibit A and the enclosed documents carefully because they contain details that are not in the summary.

Comparison of Global Marketplace Fund to Global Fund

------------------- ------------------------------ -----------------------------
                         Global Marketplace                   Global
------------------- ------------------------------ -----------------------------
Business:           Your fund is a diversified     Global Fund is a diversified
                    series of John Hancock World   series of John Hancock
                    Fund. The trust is an          Investment Trust III.  The
                    open-end investment company    trust is an open-end
                    organized as a Massachusetts   investment company organized
                    business trust.                as a Massachusetts business
                                                   trust.
------------------- ------------------------------ -----------------------------
Net assets as of    $51.5 million.                 $123.8 million.
April 30, 1997:
------------------- ------------------------------ -----------------------------
Investment          The Fund's investment          The Fund's investment
adviser and         adviser is John Hancock        adviser is John Hancock
portfolio           Advisers, Inc.  Bernice S.     Advisers, Inc. Miren
managers:           Behar, CFA, has led your       Etcheverry, John L.F. Wills
                    fund's portfolio management    and Gerardo J. Espinoza lead
                    team since the Fund's          Global Fund's portfolio
                    inception in September         management team.
                    1994.  Ms. Behar is a senior   Ms. Etcheverry and
                    vice president of the          Mr. Espinoza are senior vice
                    adviser. Ms. Behar joined      presidents, joined John
                    the adviser in 1991 and has    Hancock Funds in December
                    been in the investment         1996, and have been in the
                    business since 1986.           investment business since
                                                   1978 and 1979,
                                                   respectively.  Mr. Wills is
                                                   a senior vice president of
                                                   the adviser and managing
                                                   director of the subadviser,
                                                   John Hancock Advisers
                                                   International.  Mr. Wills
                                                   joined John Hancock Funds in
                                                   1987 and has been in the
                                                   investment business since
                                                   1969.
------------------- ------------------------------ -----------------------------

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------
                        Global Marketplace                   Global
--------------------------------------------------------------------------------
Investment        Long-term capital              Long-term growth of capital
objective:        appreciation.  This objective  primarily through investment
                  cannot be changed without      in common stocks of companies
                  shareholder approval.          domiciled in foreign
                                                 countries and in the U.S.
                                                 Global Fund's objective
                                                 cannot be changed without
                                                 shareholder approval.
--------------------------------------------------------------------------------
Primary           At least 65% of assets in      At least 65% of assets in
investments:      common stocks, warrants,       common stocks and convertible
                  preferred stocks and           securities of U.S. and
                  convertible debt securities    foreign companies, but Global
                  of U.S. and foreign companies  Fund may invest in virtually
                  that merchandise goods and     any type of security, foreign
                  services to consumers or to    or domestic, including
                  consumer companies. Your fund  preferred and convertible
                  looks for companies of any     securities, warrants and
                  size that appear to possess a  investment-grade debt
                  competitive advantage, such    securities.  Global Fund
                  as a unique product or         expects to invest in the
                  distribution method, new       securities markets of at
                  technologies or innovative     least three countries at any
                  marketing or sales methods.    one time, potentially
                  Your fund expects to invest    including the U.S.
                  in the securities markets of
                  at least three countries at
                  any one time, potentially
                  including the U.S.
--------------------------------------------------------------------------------
Investments in    For liquidity and flexibility, both funds may place up to
debt              35% of assets in cash or investment grade short-term
securities:       securities.  In abnormal market conditions, both funds may invest up to 100% in these securities as a defensive tactic.
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign           Your fund may invest up to     Global Fund may invest up to
debt securities:  35% of assets in debt          5% of assets in debt
                  securities issued by foreign   securities issued by foreign
                  governments or foreign         governments or foreign
                  companies.  No more than 25%   companies.
                  of your fund's assets will be
                  invested in the securities of
                  any one foreign government.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
------------------- ------------------------------ -----------------------------
                         Global Marketplace                   Global
------------------- ------------------------------ -----------------------------
Illiquid            Both funds may invest up to 15% of net assets in illiquid
securities:         securities.  This limitation does not apply to liquid Rule
                    144A securities, but does apply to other restricted
                    securities.
------------------- ------------------------------------------------------------
Financial futures Both funds may use financial futures and options on and related futures. Both funds may also, but typically do not, use options; options options on securities and indices. There are no percentage on securities and limits on the amount of fund assets that may be invested in indices: these instruments.
------------------- ------------------------------------------------------------
Structured          Both funds may invest without limitation in structured
securities:         securities.
------------------- ------------------------------------------------------------
Currency            Both funds may enter into currency contracts for hedging
contracts:          purposes.  Both funds may, but typically do not, enter into currency contracts for speculative purposes.
------------------- ------------------------------------------------------------
Currency            trading: Both funds may trade foreign currencies directly or hold foreign currencies as assets.
------------------- ------------------------------------------------------------
Asset-backed and    Both funds may, but typically  do not, invest in asset-
mortgage-backed     backed or mortgage-backed securities.
securities:
------------------- ------------------------------ -----------------------------
Short sales:        Your fund may,  but  typically  Global  Fund may not engage
                    does not, engage in short       in short sales.
                    sales.
------------------- ------------------------------------------------------------
When-issued and     Both funds may purchase when-issued securities and purchase
forward             or sell securities in forward commitment transactions.
commitment
transactions:
------------------- ------------------------------------------------------------
Short-term          Neither fund is subject to any limitations on short- term
trading:            trading.
------------------- ------------------------------------------------------------
Repurchase          Both funds may invest without limitation in repurchase
agreements:         agreements.
------------------- ------------------------------ -----------------------------
Securities          Your fund may lend portfolio   Global Fund may lend
lending:            securities representing up     portfolio securities
                    to 33.3% of assets.            representing up to 10% of
                                                   assets.
------------------- ------------------------------ -----------------------------

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
------------------- ------------------------------ -----------------------------
                         Global Marketplace                   Global
------------------- ------------------------------ -----------------------------
Borrowing and       Your fund may temporarily      Global Fund may temp-
reverse             borrow from banks or through   orarily borrow from banks or
repurchase          reverse repurchase             through reverse repurchase
agreements:         agreements for extraordinary   agreements for extraordinary
                    or emergency purposes. These   or emergency purposes. These
                    borrowings may not exceed      borrowings may not exceed
                    33.3% of assets.               10% of assets.
------------------- ------------------------------ -----------------------------

--------------------------------------------------------------------------------
CLASSES OF SHARES
------------------- ------------------------------------------------------------
                              Both Global Marketplace and Global Funds
------------------- ------------------------------------------------------------
Class A shares:     The Class A shares of both funds have the same
                    characteristics and fee structure. Class A shares are
                    offered with front-end sales charges ranging from 2% to 5%
                    of each fund's offering price, depending on the amount
                    invested. There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred
                    sales charge ranging from 0.25% to 1.00% on shares sold
                    within one year of purchase. Investors can combine multiple purchases of Class A shares to take advantage of breakpoints in the sales charge schedule. Sales charges are waived for the categories of investors listed in the funds' prospectus.
                    Class A shares are subject to a 12b-1 distribution fee equal to 0.30% annually of average net assets.
------------------- ------------------------------------------------------------

------------------- ------------------------------------------------------------
Class B shares:     The Class B shares of both funds have the same
                    characteristics and fee structure. Class B shares are
                    offered without a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) if sold within six years after purchase. The CDSC ranges from 1.00% to 5.00%
                    depending on how long they are held. No CDSC is imposed on shares held more than six years. CDSCs are waived for the
                    categories of investors listed in the funds' prospectus.
                    Class B shares are subject to 12b-1 distribution and service fees equal to 1.00% annually of average net assets. Class B shares automatically convert to Class A shares after eight years.
--------------------------------------------------------------------------------
BUYING, SELLING AND EXCHANGING SHARES
------------------- ------------------------------------------------------------
                              Both Global Marketplace and Global Funds
------------------- ------------------------------------------------------------
Buying shares:      The procedures for buying shares of both funds are
                    identical.  Investors may buy shares at their public
                    offering price through a financial representative or the
                    funds' transfer agent, John Hancock Signature Services,
                    Inc.  After September 17, 1997, investors will not be
                    allowed to open new accounts in your fund but can add to
                    existing accounts.
------------------- ------------------------------------------------------------
Minimum initial     The funds have the same initial investment minimums, which
investments:        are $1,000 for non-retirement accounts and $250 for
                    retirement accounts and group investments.
------------------- ------------------------------------------------------------
Exchanging shares:  Shareholders of both funds may exchange their shares at net asset value with no sales charge for shares of the same
                    class of any other John Hancock fund.
------------------- ------------------------------------------------------------
Selling shares:     Shareholders of both funds may sell their shares by
                    submitting  a proper  written or  telephone  request to John
                    Hancock Signature Services, Inc.
------------------- ------------------------------------------------------------
Net asset  value:   All purchases, exchanges and sales of each fund's shares are made at a price based on the next determined net asset value per share (NAV) of the fund. Both funds' NAVs are determined at the close of regular trading on the New York Stock
                    Exchange, which is normally 4:00 p.m. Eastern Time.
------------------- ------------------------------------------------------------

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. The first two expense tables appearing below show the expenses for the twelve months ended April 30, 1997, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $1,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Global Marketplace Fund
   Shareholder transaction expenses                          Class A    Class B
   Maximum sales charge imposed on purchases
   (as a percentage of offering price)                       5.00%      none
   Maximum sales charge imposed on
   reinvested dividends                                      none       none
   Maximum deferred sales charge                             none(1)    5.00%
   Redemption fee(2)                                         none       none
   Exchange fee                                              none       none

   Annual fund operating expenses
   (as a % of average net assets)                            Class A    Class B
   Management fee (after expense limitation)(3)              0.54%      0.54%
   12b-1 fee(4)                                              0.30%      1.00%
   Other expenses                                            0.77%      0.77%
   Total fund operating expenses
   (after expense limitation)(3)                             1.61%      2.31%

Example
   Share class                         Year 1     Year 3     Year 5     Year 10
   Class A shares                      $66        $98        $133       $232
   Class B shares
   Assuming redemption
   at end of period                    $73        $102       $144       $247
   Assuming no redemption              $23        $72        $124       $247

(1)      Except for investments of $1 million or more.
(2)      Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's voluntary agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.80% for each class and total fund operating expenses would be 1.87% for Class A and 2.57% for Class B. The adviser may discontinue this limitation at any time.
(4) Because of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum permitted front-end sales charge.

Global Fund
   Shareholder transaction expenses                          Class A    Class B
   Maximum sales charge imposed on purchases
   (as a percentage of offering price)                       5.00%      none
   Maximum sales charge imposed on
   reinvested dividends                                      none       none
   Maximum deferred sales charge                             none(1)    5.00%
   Redemption fee(2)                                         none       none
   Exchange fee                                              none       none

   Annual fund operating expenses                            Class A    Class B
   (as a % of average net assets)
   Management fee                                            0.96%      0.96%
   12b-1 fee(4)                                              0.30%      1.00%
   Other expenses                                            0.62%      0.62%
   Total fund operating expenses                             1.88%      2.58%

Example
   Share class                         Year 1     Year 3     Year 5     Year 10
   Class A shares                      $68        $106       $147       $259
   Class B shares
   Assuming redemption
   at end of period                    $76        $110       $157       $274
   Assuming no redemption              $26        $80        $137       $274

(1)      Except for investments of $1 million or more.
(2)      Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's voluntary agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.80% for each class and total fund operating expenses would be 1.87% for Class A and 2.57% for Class B. The adviser may discontinue this limitation at any time.
(4) Because of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum permitted front-end sales charge.

Pro Forma Expense Table

The next expense table shows the hypothetical ("pro forma") expenses of Global Fund assuming that a reorganization with your fund occurred on April 30, 1997. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended April 30, 1997. Global Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $1,000 investment if the reorganization had occurred on April 30, 1997. The example assumes that you reinvested all dividends and that the average annual return was 5%. The pro forma example is for comparison purposes only and is not a representation of Global Fund's actual expenses or returns, either past or future.

Global Fund (PRO FORMA)
(Assuming reorganization with Global Marketplace Fund)
   Shareholder transaction expenses                          Class A    Class B
   Maximum sales charge imposed on purchases
   (as a percentage of offering price)                       5.00%      none
   Maximum sales charge imposed on
   reinvested dividends                                      none       none
   Maximum deferred sales charge                             none(1)    5.00%
   Redemption fee(2)                                         none       none
   Exchange fee                                              none       none

   Annual fund operating expenses                            Class A    Class B
   (as a % of average net assets)
   Management fee(3)                                         0.86%      0.86%
   12b-1 fee(4)                                              0.30%      1.00%
   Other expenses                                            0.61%      0.61%
   Total fund operating expenses                             1.77%      2.47%

Pro Forma Example
   Share class                         Year 1     Year 3     Year 5     Year 10
   Class A shares                      $67        $103       $141       $248
   Class B shares
   Assuming redemption
   at end of period                    $75        $107       $152       $263
   Assuming no redemption              $25        $77        $132       $263

(1)      Except for investments of $1 million or more.
(2)      Does not include wire redemption fee (currently $4.00).
(3) On September 9, 1997, the trustees of Global Fund approved a reduction in the advisory fee rates paid by Global Fund to take effect on the reorganization date. The pro forma management fees in the table have been restated to reflect the lower fee rates.
(4) Because of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum permitted front-end sales charge.

The Reorganization

         o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on December 5, 1997, but may occur on any later date before June 1, 1998. Your fund will transfer all of its assets to Global Fund. Global Fund will assume your fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.

         o Global Fund will issue to your fund Class A shares in an amount equal to the aggregate net asset value of your fund's Class A shares. These shares will immediately be distributed to your fund's Class A shareholders in proportion to their holdings on the reorganization date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Global Fund.

         o Global Fund will issue to your fund Class B shares in an amount equal to the aggregate net asset value of your fund's Class B shares. These shares will immediately be distributed to your fund's Class B shareholders in proportion to their holdings on the reorganization date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Global Fund.

         o After the reorganization is over, your fund will be terminated.

         o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.

Other Consequences of the Reorganization. Your fund pays, and Global Fund will pay after the reorganization, monthly advisory fees equal to the following annual percentage of average daily net assets:

---------------------------------------------- ---------------- ----------------
                 Fund Asset
                 Breakpoints                       Global            Global
                                                 Marketplace
---------------------------------------------- ---------------- ----------------
First $100 million                                  0.80%            0.90%
---------------------------------------------- ---------------- ----------------
Next $150 million                                   0.80%            0.80%
---------------------------------------------- ---------------- ----------------
Next $50 million                                    0.70%            0.80%
---------------------------------------------- ---------------- ----------------
Next $200 million                                   0.70%            0.75%
---------------------------------------------- ---------------- ----------------
Over $500 million                                   0.70%            0.625%
---------------------------------------------- ---------------- ----------------

Thus, at asset levels of up to $100 million, the advisory fee rates paid by Global Fund would be 0.10% of assets higher than the rates that would have been paid by your fund at the same asset levels. At asset levels between $100 million and $250 million, the advisory fee rates paid by your fund and Global Fund would be the same. At asset levels between $250 million and $300 million, the advisory fee rates paid by Global Fund would be 0.10% of assets higher than the rates that would have been paid by your fund. At asset levels between $300 million and $500 million, that differential drops to 0.05% of assets. For assets over $500 million Global Fund would pay an advisory fee rate that would be 0.075% lower than the rate your fund would pay.

Your fund's historical growth pattern suggests that its asset size probably would not have increased significantly in the near future to qualify for the 0.70% fee rate. Global Fund is already of sufficient size to qualify for the 0.80% fee rate on assets over $100 million, which is the rate your fund currently pays. Combining the assets of your fund and Global Fund will enable Global Fund to more quickly reach the next fee reduction breakpoint, which would qualify Global Fund for a rate that is lower than the rate currently paid by your fund.

In addition, Global Fund's other expenses of 0.62%, as well as its pro forma other expenses of 0.61%, are substantially lower than your fund's other expenses of 0.77%. However, Global Fund's annual Class A and Class B expense ratios (equal to 1.88% and 2.58%, respectively, of average net assets) are higher than your fund's expense ratios (equal to 1.61% and 2.31%, respectively, of average net assets). If the reorganization had occurred on April 30, 1997, the differential between Global Fund's pro forma Class A and Class B expense ratios (equal to 1.77% and 2.47%, respectively, of average net assets) and your fund's current expense ratios would have been smaller.

The reason Global Fund's annual total expenses are higher than your fund's (even though Global Fund's other expenses are substantially lower) is that the adviser has voluntarily agreed to limit your fund's expenses. If the adviser had not limited your fund's expenses, your fund's annual Class A and Class B expense ratios would have been equal to 1.87% and 2.57%, respectively, of average net assets, and would have been substantially similar to Global Fund's current expense ratios and higher than Global Fund's pro forma expense ratios. In light of your fund's inability to attract a significant amount of new assets, the adviser does not plan to continue to subsidize a portion of your fund's expenses indefinitely. When the adviser discontinues this voluntary limitation, your fund's expense ratio will rise close to Global Fund's current expense ratio.

The following diagram shows how the reorganization would be carried out.

  Global Marketplace         Global Marketplace        Global Fund receives
Fund transfers assets &         Fund's assets             assets & assumes
 liabilities to Global         and liabilities         liabilities of Global
         Fund                                             Marketplace Fund


  Class A         Class B                         Issues Class     Issues Class
shareholders   shareholders                          B Shares        A Shares



                         Your fund receives Global Fund
                               Class B shares and
              distributes them to your fund's Class B shareholders



                         Your fund receives Global Fund
                               Class A shares and
              distributes them to your fund's Class A shareholders


     [This diagram represents a graphic illustration of the reorganization]

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

------------------- ------------------------------ -----------------------------
                         Global Marketplace                   Global
------------------- ------------------------------------------------------------
Stock               As with any fund that invests primarily in stocks, the
market risk         value of each fund's portfolio will change in response to
                    stock market movements.
------------------- ------------------------------------------------------------
Credit              risk The debt  securities  held by each fund are  subject to the risk  that the  issuer of a  security  will  default  or otherwise fail to meet its obligations.
------------------- ------------------------------------------------------------
Interest            A rise in interest rates typically causes the value of debt
rate risk           securities to fall.  A fall in interest rates typically
                    causes the value of debt securities to rise.
------------------- ------------------------------------------------------------
Foreign             Each fund's investments in foreign securities are subject
securities and      to the risks of adverse foreign government actions,
currency risks      political instability or a lack of adequate and accurate
                    information.  Also,  currency  exchange rate movements could reduce gains or create losses.  These risks of international investing  are higher in emerging  markets  such as those of
                    Latin America, Southeast Asia and Eastern Europe.
------------------- ------------------------------------------------------------
Risks of            The funds' investments in restricted and illiquid
restricted and      securities may be difficult or impossible to sell at a
illiquid            desirable time or a fair price.  Restricted and illiquid
securities          securities also present a greater risk of inaccurate
                    valuation.
------------------- ------------------------------------------------------------
Risks of            Most derivative instruments involve leverage, which
derivative          increases market risks.  Leverage magnifies gains and
instruments,        losses on derivatives relative to changes in the value of
including           underlying assets.  If a derivative is used for hedging
financial           purposes, changes in the value of the derivative may not
futures,            match those of the hedged asset. Over the counter
options on          derivatives may be illiquid or hard to value accurately.
futures,            In addition, the other party may default on its
securities and      obligations.  If markets for underlying assets do not move
index options,      in the right direction, a fund's performance may be worse
currency            than if it had not used derivatives.  Since both funds may
contracts.          enter into currency contracts, they are exposed to the
                    risks that fluctuating exchange rates may negatively affect their investments.
------------------- ------------------------------------------------------------

                       PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION


Description of Reorganization

You are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

         o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on December 5, 1997, but may occur on any later date before June 1, 1998. Your fund will transfer all of its assets to Global Fund and Global Fund will assume all of your fund's liabilities. This will result in the addition of your fund's assets to Global Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.

         o Global Fund will issue to your fund Class A shares in an amount equal to the aggregate net asset value of your fund's Class A shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class A shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Global Fund.

         o Global Fund will issue to your fund Class B shares in an amount equal to the aggregate net asset value of your fund's Class B shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class B shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Global Fund.

         o After the reorganization is over, the existence of your fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees of your fund believes that the proposed reorganization will be advantageous to the shareholders of your fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that shareholders may be better served by a fund offering greater diversification. To the extent that combining the funds' assets into a single portfolio creates a larger asset base, Global Fund's investment portfolio can achieve greater diversification after the reorganization than is currently possible for either fund. Greater diversification is expected to benefit the shareholders of both funds because it may reduce the negative effect that the adverse performance of any one security may have on the performance of the entire portfolio.

Second, that the Global Fund shares received in the reorganization will provide you with a similar investment at a comparable or lower level of risk. The board of trustees also considered the performance history of each fund.

Third, if, as expected, the voluntary limitation on your fund's expenses is discontinued, Global Fund's pro forma total expenses would be lower than your fund's total expenses. Shareholders of your fund would then pay indirectly less in fees each month as shareholders of Global Fund than they would if the reorganization did not occur and the voluntary expense limitation on your fund's expenses were discontinued.

Fourth, that a combined fund offers economies of scale that are expected to lead to better control over expenses than is possible for your fund. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

The board of trustees of Global Fund considered that the reorganization presents an excellent opportunity for Global Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that are normally associated with the purchase of securities. This opportunity provides an economic benefit to Global Fund and its shareholders.

The boards of trustees of both funds also considered that the adviser and the funds' distributor will also benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The trustees believe, however, that these savings will not amount to a significant economic benefit.

Comparative Fees and Expense Ratios.

As discussed above in the Summary, Global Fund pays a higher advisory fee rate at certain asset levels than your fund, pays the same advisory fee rate as your fund at other asset levels, and pays a lower advisory fee rate than your fund for all assets over $500 million.

Your fund's historical growth pattern suggests that its asset size probably would not have increased significantly in the near future to qualify for the 0.70% fee rate. Global Fund is already of sufficient size to qualify for the 0.80% fee rate on assets over $100 million, which is the rate your fund currently pays. Combining the assets of your fund and Global Fund will enable Global Fund to more quickly reach the next fee reduction breakpoint, which would qualify Global Fund for a rate that is lower than the rate currently paid by your fund.

In addition, Global Fund's other expenses of 0.62%, as well as its pro forma other expenses of 0.61%, are substantially lower than your fund's other expenses of 0.77%. However, Global Fund's current annual Class A and Class B expense ratios (equal to 1.88% and 2.58%, respectively, of average net assets) are higher than your fund's current expense ratios (equal to 1.61% and 2.31%, respectively, of average net assets). If the reorganization had occurred on April 30, 1996, the differential between Global Fund's pro forma Class A and Class B expense ratios (equal to 1.77% and 2.47%, respectively, of average net assets) and your fund's current expense ratios would have been smaller.

The reason Global Fund's annual total expenses are higher than your fund's (even though Global Fund's other expenses are significantly lower) is that the adviser has voluntarily agreed to limit your fund's expenses. If the adviser had not limited your fund's expenses, your fund's annual Class A and Class B expense ratios would have been equal to 1.87% and 2.57%, respectively, of average net assets and would have been substantially similar to Global Fund's current expense ratios and higher than Global Fund's pro forma expense ratios. The adviser had decided to voluntarily limit your fund's expenses in combination with a concerted marketing effort by your fund's distributor, John Hancock Funds, Inc., in order to promote asset growth in your fund.

In spite of these efforts, your fund has not been able to significantly increase its asset size. The trustees do not believe, given your fund's current size and growth rate, that your fund will grow to an asset size which would allow your fund to realize the benefits of economies of scale, including better control over expenses. The trustees also do not believe that your fund will reach an asset size which will allow your fund to significantly improve the diversification of its investment portfolio. In light of your fund's inability to attract a significant amount of new assets, the adviser does not plan to continue to subsidize a portion of your fund's expenses indefinitely. When the adviser discontinues this voluntary limitation, your fund's expense ratio will be close to Global Fund's current expense ratio.

In approving the reorganization, the trustees concluded that Global Fund's advisory fee rates, although higher at certain asset levels, are reasonable. They also believe that these higher advisory fee rates would be more than offset by the lower overall expense ratio likely to be achieved by Global Fund after the reorganization assuming that the voluntary expense limitations were not continued.

Comparative Performance. The trustees also took into consideration the relative performance of your fund and Global Fund. As shown in the table below, your fund has had better performance for some periods while Global Fund has had better performance for other periods.

-------------------------------- ------------------------ ----------------------
        Average Annual
         Total Return              Global Marketplace             Global
   (without including sales
           charges)
                                 ------------------------ ----------------------
                                 Class A     Class B      Class A     Class B
-------------------------------- ----------- ------------ ----------- ----------
1 year ended 4/30/97              (7.64)%      (8.24)%      4.81%        4.07%
-------------------------------- ----------- ------------ ----------- ----------
3 years ended 4/30/97             22.36%*      14.22%*      7.87%        7.13%
-------------------------------- ----------- ------------ ----------- ----------
5 years ended 4/30/97               N/A          N/A        10.04%       9.37%
-------------------------------- ----------- ------------ ----------- ----------
10 years ended 4/30/97              N/A          N/A        9.33%*       7.05%
-------------------------------- ----------- ------------ ----------- ----------

*Since inception.

Your fund experienced a negative return during the one year period ending April 30, 1997. Due to its larger asset size and more diversified portfolio of investments, Global Fund achieved a positive return over that same period. The trustees believe that Global Fund's ability to achieve greater diversification may provide for more consistent positive returns in the future. This conclusion is supported by the fact that all of Global Fund's one, three, five and ten year total return figures are positive.

Unreimbursed Distribution and Shareholder Service Expenses

The boards of trustees of your fund and Global Fund have determined that, if the reorganization occurs, unreimbursed distribution and shareholder service expenses incurred under your fund's Rule 12b-1 Plans will be reimbursable expenses under Global Fund's Rule 12b-1 Plans. However, the maximum amounts payable annually under Global Fund's Rule 12b-1 Plans (0.30% and 1.00% of average daily net assets attributable to Class A shares and Class B shares, respectively) will not increase.

The following table shows the actual and pro forma unreimbursed distribution and shareholder service expenses of both classes of your fund and Global Fund. The table shows both the dollar amount of these expenses and the percentage of each class' average net assets that they represent.

-------------------------------- ------------------------ ----------------------
 Unreimbursed Distribution and
 Shareholder Service Expenses      Global Marketplace             Global
-------------------------------- ----------- ------------ ----------- ----------
                                 Class A     Class B      Class A     Class B
-------------------------------- ----------- ------------ ----------- ----------
Actual expenses as of April      $153,975    $160,558     $135,738    $805,109
30, 1997                           0.69%        0.55%       0.14%        2.78%
-------------------------------- ------------------------ ----------- ----------
Pro forma combined expenses as                            $289,713    $965,667
of April 30, 1997                                            0.25%       1.66%
-------------------------------- ------------------------ ----------- ----------

Thus, if the reorganization had taken place on April 30, 1997, the pro forma combined unreimbursed expenses of Global Fund's Class A and Class B shares would have been higher than if no reorganization had occurred. Nevertheless, Global Fund's assumption of your fund's unreimbursed Rule 12b-1 expenses will have no immediate effect upon the payments made under Global Fund's Rule 12b-1 Plans. These payments will continue to be 0.30% and 1.00% of average daily net assets attributable to Class A and Class B shares, respectively.

John Hancock Funds, Inc. hopes to recover unreimbursed distribution and shareholder service expenses for Class B shares over an extended period of time. However, if Global Fund's board terminates either class' Rule 12b-1 Plan, that class will not be obligated to reimburse these distribution and shareholder service expenses. Accordingly, until they are paid or accrued, unreimbursed distribution and shareholder service expenses do not and will not appear as an expense or liability in the financial statements of either fund. In addition, unreimbursed expenses are not reflected in a fund's net asset value or the formula for calculating Rule 12b-1 payments. The staff of the SEC has not approved or disapproved the treatment of the unreimbursed distribution and shareholder service expenses described in this proxy statement.

Tax Status of the Reorganization

The reorganization will be tax-free for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to the funds, substantially to the effect that:

         o The reorganization described above will be a "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986 (the "Code") and each fund will be "a party to a reorganization" within the meaning of Section 368 of the Code;

         o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Global Fund as described above or (2) the distribution by your fund of Global Fund shares to your fund's shareholders;

         o No gain or loss will be recognized by Global Fund upon the receipt of your fund's assets solely in exchange for the issuance of Global Fund shares and the assumption of all of your fund's liabilities by Global Fund;

         o The basis of the assets of your fund acquired by Global Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

         o The tax holding period of the assets of your fund in the hands of Global Fund will include your fund's tax holding period for those assets;

         o The shareholders of your fund will not recognize gain or loss upon the exchange of all their shares of your fund solely for Global Fund shares as part of the reorganization;

         o The basis of Global Fund shares received by your fund's shareholders in the reorganization will be the same as the basis of the shares of your fund surrendered in exchange; and

         o The tax holding period of the Global Fund shares received by you will include the tax holding period of your fund's shares surrendered in the exchange, provided that the shares of your fund were held as capital assets on the reorganization date.

Additional Tax Considerations

As of October 31, 1996, Global Marketplace Fund had capital loss carryovers of approximately $2,061,437, of which $849 expires on October 31, 2003, and $2,060,588 expires on October 31, 2004. Capital loss carryovers are used to reduce the amount of realized capital gains that a fund is required to distribute to its shareholders in order to avoid paying taxes on undistributed capital gain.

If the reorganization occurs, Global Fund will be able to use Global Marketplace Fund's capital loss carryovers to offset future realized capital gains, subject to limitations that may, in certain circumstances, result in the expiration of a portion of these carryovers before they can be used.

Additional Terms of Agreement and Plan of Reorganization

Surrender of Share Certificates. Shareholders of your fund whose shares are represented by one or more share certificates should, before the reorganization date, either surrender their certificates to your fund or deliver to your fund a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of Global Fund shares. Shareholders may not redeem or transfer Global Fund shares received in the reorganization until they have surrendered their fund share certificates or delivered an Affidavit. Global Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by Global Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 6).

The obligation of Global Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of both funds are subject to the approval of the Agreement by the necessary vote of the outstanding shares of your fund, in accordance with the provisions of your fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and

Dorr LLP as to the federal income tax consequences of the reorganization. (see Agreement, paragraph 8).

Termination of Agreement. The board of trustees of either your fund or Global Fund may terminate the Agreement (even if the shareholders of your fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. Global Fund and your fund will each be responsible for its own expenses incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the reorganization occurs. These expenses are estimated to be approximately $107,903 in total.

                                 CAPITALIZATION

         The following table sets forth the capitalization of each fund as of April 30, 1997, and the pro forma combined capitalization of both funds as if the reorganization had occurred on such date. The table reflects pro forma exchange ratios of approximately 1.1281 Class A Global Fund shares being issued for each Class A share of your fund and approximately 1.1644 Class B Global Fund shares being issued for each Class B share of your fund. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated due to changes in the market value of the portfolio securities of both Global Fund and your fund between April 30, 1997 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of Global Fund and your fund during that period resulting from income and distributions, and changes in the accrued liabilities of Global Fund and your fund during the same period.

                                 APRIL 30, 1997

                                 Global
                                 Marketplace      Global           Pro Forma
Net Assets                       $51,489,490      $123,811,817     $175,297,802
Net Asset Value Per Share
  Class A                        $14.27           $12.65           $12.65
  Class B                        $14.15           $12.15           $12.15
Shares Outstanding
  Class A                        1,568,073        7,498,137        9,267,144
  Class B                        2,057,887        2,384,165        4,780,266


(1) The deferred organization expense of John Hancock Global Marketplace Fund was written off as the fund would no longer be in existence. As a result, the net assets of the surviving fund after the reorganization will be less than the combined net assets of the surviving fund and acquiring fund prior to the reorganization.

It is impossible to predict how many Class A shares and Class B shares of Global Fund will actually be received and distributed by your fund on the reorganization date. The table should not be relied upon to determine the amount of Global Fund shares that will actually be received and distributed.

               ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in the funds' combined prospectus you can find additional information about the business of each fund.

---------------------------- ---------------------------------------------------
    Type of Information                Headings in Combined Prospectus
                             -------------------------- ------------------------
                                Global Marketplace               Global
---------------------------- ---------------------------------------------------
Organization                 Fund Details: Business Structure: How the Funds
and operation                are Organized
---------------------------- ---------------------------------------------------
Investment objective and     Goal and Strategy, Portfolio Securities, Risk
policies                     Factors; Fund Details: Business Structure:
                             Portfolio Trades, Investment Goals,
                             Diversification; More About Risk
---------------------------- -------------------------- ------------------------
Portfolio                    Global Marketplace Fund:   Global Fund: Management/
management                   Portfolio                  Subadviser
                             Management
---------------------------- ---------------------------------------------------
Investment adviser and       Overview: The Management Firm; Fund Details:
distributor                  Business Structure: How the Funds are Organized,
                             Sales Compensation
---------------------------- ---------------------------------------------------
Expenses                     Investor Expenses
---------------------------- ---------------------------------------------------
Custodian and                Fund Details: Business Structure: How the Funds
transfer agent               are Organized
---------------------------- ---------------------------------------------------
Shares of beneficial         Your Account: Choosing a Share Class
interest
---------------------------- ---------------------------------------------------
Purchase of shares           Your Account: Choosing a Share Class; How Sales
                             Charges are Calculated; Sales Charge Reductions
                             and Waivers; Opening an Account; Buying Shares;
                             Transaction Policies; Additional Investor Services
---------------------------- ---------------------------------------------------
Redemption                   Your Account: Selling Shares, How Sales Charges
or sale of shares            are Calculated; Transaction Policies; Additional
                             Investor Services; Systematic Withdrawal Plan
---------------------------- ---------------------------------------------------
Dividends, distributions     Dividends and Account Policies
and taxes
---------------------------- ---------------------------------------------------

                     BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of either fund or the adviser
("independent trustees"), approved the reorganization. In particular, the trustees determined that the reorganization was in the best interests of your fund and that the interests of your fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of Global Fund, including the independent trustees, approved the reorganization. They also determined that the reorganization was in the best interests of Global Fund and that the interests of Global Fund's shareholders would not be diluted as a result of the reorganization.

--------------------------------------------------------------------------------
                  The trustees of your fund recommend that the
               shareholders of your fund vote for the proposal to
               approve the agreement and plan of reorganization.
--------------------------------------------------------------------------------



                        VOTING RIGHTS AND REQUIRED VOTE

Each share of your fund is entitled to one vote. Approval of the above proposal requires the affirmative vote of a majority of the shares of your fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2) more than 50% of the outstanding shares of the fund.

Shares of your fund represented in person or by proxy, including shares which abstain or do not vote with respect to the proposal, will be counted for purposes of determining whether there is a quorum at the meeting. Accordingly, an abstention from voting has the same effect as a vote against the proposal.

However, if a broker or nominee holding shares in "street name" indicates on the proxy card that it does not have discretionary authority to vote on the proposal, those shares will not be considered present and entitled to vote on the proposal. Thus, a "broker non-vote" has no effect on the voting in determining whether the proposal has been adopted in accordance with clause (1) above, if more than 50% of the outstanding shares (excluding the "broker non-votes") are present or represented. However, for purposes of determining whether the proposal has been adopted in accordance with clause (2) above, a "broker non-vote" has the same effect as a vote against the proposal because shares represented by a "broker non-vote" are considered to be outstanding shares.

If the required approval of shareholders is not obtained, your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

                       INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, John Hancock Advisers, Inc. and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to your fund at a cost of approximately $3,000.

Revoking Proxies

A Global Marketplace Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

         o By filing a written notice of revocation with your fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, or

         o By returning a duly executed proxy with a later date before the time of the meeting, or

         o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum


As of September 17, 1997, 1,351,419 Class A shares and 1,906,416 Class B shares of beneficial interest of your fund were outstanding. Only shareholders of record on September 17, 1997 (the "record date") are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of your fund that are entitled to vote will be considered a quorum for the transaction of business.


Other Business

Your fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of your fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser or transfer agent. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

         o A shareholder will be called on a recorded line at the telephone number in the fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

         o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

         o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

         o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

         o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.



                        OWNERSHIP OF SHARES OF THE FUNDS


To the knowledge of the fund, as of August 29, 1997, the following persons owned of record or beneficially 5% or more of the outstanding Class A and Class B shares of your fund. No pesons owned of record or beneficially 5% or more of the outstanding Class A and Class B shares of Global Fund.

----------------------------------------------    ----------------------

 Names and Addresses of Owners                      Global Marketplace
   of More Than 5% of Shares                               Fund
                                                  ---------- -----------
                                                    Class A    Class B
----------------------------------------------    ---------- -----------
Roland & Company                                     9.69%
C/O Mercantile Bank of
St Louis NA Trust Securities Unit P.O. Box 387
Main Post Office
St. Louis, MO 63166
----------------------------------------------    ---------- -----------
MLPF & S for the Sole Benefit of its Customers                  15.46%
Attn Fund Administration
480 Deer Lake Drive East
Jacksonville FL 32246
----------------------------------------------    ----------------------

As of August 29, 1997, the trustees and officers of your fund and Global Fund, each as a group, owned in the aggregate less than 1% of the outstanding shares of their respective funds.

                                    EXPERTS

The financial statements and the financial highlights of Global Marketplace Fund and Global Fund, each as of October 31, 1996 and for the years then ended, are incorporated by reference into this proxy statement and prospectus. These financial statements and highlights have been independently audited by Price Waterhouse LLP as stated in their reports appearing in the statement of additional information. These financial statements and highlights are included in reliance upon the reports given upon the authority of such firms as experts in accounting and auditing.


                             AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the following regional offices: Chicago (500 West Madison Street, Suite 1400, Chicago, Illinois); and New York (7 World Trade Center, Suite 1300, New York, New York). Copies of such material can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 22nd day of September, 1997, by and between John Hancock Global Fund (the "Acquiring Fund"), a series of John Hancock Investment Trust III, a Massachusetts business trust (the "Trust II"), and John Hancock Global Marketplace Fund (the "Acquired Fund"), a series of John Hancock World Fund, a Massachusetts business trust (the "Trust") each with their principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the issuance of Class A and Class B shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the

     Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of Class A and/or Class B shares of beneficial interest of the Acquired Fund, as of the close of business on December 5, 1997 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal, in the case of each class of Acquiring Fund Shares, to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") attributable to the applicable class, assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations shall be provided by Investors Bank & Trust Company (the "Custodian"), as custodian and pricing agent for the Acquiring Fund and the Acquired Fund.

1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number and class of Acquiring Fund

     Shares due such shareholders. Acquired Fund shareholders who own Class A shares of the Acquired Fund will receive Class A Acquiring Fund Shares and Acquired Fund shareholders who own Class B shares of the Acquired Fund will receive Class B Acquiring Fund Shares. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

1.8 Any reporting responsibility of the Trust, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust.

2.   VALUATION

2.1 The net asset values of the Class A and Class B Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund attributable to its Class A and Class B shares to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date. The net asset values of the Class A and Class B Acquiring Fund Shares shall be computed by the Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund attributable to its Class A and Class B shares to be transferred shall be computed by the Custodian by calculating the value of the assets of each class transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities of each class assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

2.2 The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets attributable to a class, less the liabilities attributable to that class assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share of the same class, all as determined in accordance with Paragraph 2.1 hereof.

2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Funds.

3.   CLOSING AND CLOSING DATE

3.1 The Closing Date shall be December 5, 1997 or such other date on or before June 30, 1998 as the parties may agree. The Closing shall be held as of 5:00 p.m. at the offices of the Trust II and the Trust, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

3.2 Portfolio securities that are not held in book-entry form in the name of the Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before June 30, 1998, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of each class of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

4.1 The Trust on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

     (a) The Trust is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b)  The  Trust  is  a  registered   investment  company  classified  as  a
          management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust;

     (c) The Trust and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust's Declaration of Trust, as amended and restated (the "Trust's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquired Fund is a party or by which it is bound;

     (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

     (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

     (f) The unaudited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of April 30, 1997 and the related statement of operations for the six months then ended, and the statement of changes in net assets for the year ended August 31, 1996, and the period from September 1, 1996 to October 31, 1996, and the six months ended April 30, 1997 (copies of which have been furnished to the Acquiring Fund) present fairly in all material respects the financial condition of the Acquired Fund as of April 30, 1997 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

     (g) Since April 30, 1997, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

     (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

     (i) Each of the Acquired Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

     (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts and classes set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

     (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

     (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Trust and the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

     (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

     (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph 5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

     (o)  No  consent,  approval,   authorization  or  order  of  any  court  or
          governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

     (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

     (q) The prospectus of the Acquired Fund, dated March 1, 1997 (the "Acquired Fund Prospectus"), previously furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

4.2 The Trust II on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

     (a) The Trust II is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust II nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust II;

     (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information for Class A and Class B shares of the Acquiring Fund, each dated March 1, 1997, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 to be filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (d) At the Closing Date, the Trust II on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

     (e) The Trust II and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provisions of the Trust II's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquiring Fund is a party or by which the Trust II or the Acquiring Fund is bound;

     (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

     (g) The unaudited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of April 30, 1997 and the related statement of operations for the six months then ended, and the statement of changes in net assets for the year ended October 31, 1996, and the six months ended April 30, 1997 (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial condition of the Acquiring Fund as of April 30, 1997 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

     (h) Since April 30, 1997, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust II on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

     (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

     (j) The authorized capital of the Trust II consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

     (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

     (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust II;

     (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

     (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 Except as expressly contemplated herein to the contrary, the Trust on behalf of the Acquired Fund and the Trust II on behalf of Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

5.2 The Trust will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4 The Trust on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust II on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.6 The Trust on behalf of the Acquired Fund shall furnish to the Trust II on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust II, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

5.7 The Trust II on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

5.8 The Trust on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

6.   CONDITIONS  PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRED
     FUND

The obligations of the Trust on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Trust II on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date; and

6.2 The Trust II on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust II's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust II on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquired Fund shall reasonably request.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust II on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust;

7.3 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Trust, in form and substance satisfactory to the Trust II on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquiring Fund shall reasonably request; and

7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation.

8.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE TRUST II

The obligations hereunder of the Trust II on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund are each subject to the further conditions that on or before the Closing Date:

8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust II on behalf of the Acquiring Fund;

8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust or the Trust II to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust on behalf of the Acquired Fund and the Trust II on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes:

     (a) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

     (b) No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of all of its assets to the Acquiring Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund; and (ii) the distribution by the Acquired Fund of such Acquiring Fund Shares to the shareholders of the Acquired Fund;

     (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the issuance of the Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund;

     (d) The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

     (e) The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will, in each instance, include the Acquired Fund's tax holding period for those assets;

     (f) The shareholders of the Acquired Fund will not recognize gain or loss upon the exchange of all of their shares of beneficial interest of the Acquired Fund solely for Acquiring Fund Shares as part of the transaction;

     (g) The basis of the Acquiring Fund Shares received by the Acquired Fund shareholders in the transaction will be the same as the basis of the shares of beneficial interest of the Acquired Fund surrendered in exchange therefor; and

     (h) The tax holding period of the Acquiring Fund Shares received by the Acquired Fund shareholders will include, for each shareholder, the tax holding period for the shares of the Acquired Fund surrendered in exchange therefor, provided that the Acquired Fund shares were held as capital assets on the date of the exchange.

The Trust II and the Trust agree to make and provide representations with respect to the Acquiring Fund and the Acquired Fund, respectively, which are reasonably necessary to enable Hale and Dorr LLP to deliver an opinion substantially as set forth in this Paragraph 8.6. Notwithstanding anything herein to the contrary, neither the Trust nor the Trust II may waive the conditions set forth in this Paragraph 8.6.

9.   BROKERAGE FEES AND EXPENSES

9.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.  TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Trust II, on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

     (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

     (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

     (c) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

     (d) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust II, the Acquiring Fund, the Trust, or the Acquired Fund, or the Trustees or officers of the Trust II or the Trust, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.  NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention:
President, and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: Pamela J.
Wilson, Esq.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by on or behalf of the Acquired Fund or the Acquiring Fund, respectively, under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.

     JOHN HANCOCK INVESTMENT TRUST III on behalf of
     JOHN HANCOCK GLOBAL FUND



     By: /s/ Anne C. Hodsdon
     -----------------------------------------
              Anne C. Hodsdon
                 President




     JOHN HANCOCK WORLD FUND on behalf of
     JOHN HANCOCK GLOBAL MARKETPLACE FUND



     By: /s/ Susan S. Newton
     ------------------------------------------
                  Susan S. Newton
           Vice President and Secretary

                                     Thank
                                      You

                                  for mailing
                                your Proxy Card
                                   promptly!









[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

John Hancock Funds, Inc.
101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291    1-800-554-6713 (TDD)

John Hancock
Financial Services                                                    300PX 9/97

                                                                  JOHN HANCOCK

                                                                  INTERNATIONAL/
                                                                  GLOBAL FUNDS
[graphic omitted]

  PROSPECTUS
  MARCH 1, 1997

This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed to achieve their goal(s)

Short-Term Strategic Income Fund may invest up to 67% in junk bonds; read risk information carefully.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


GROWTH

GLOBAL FUND
GLOBAL MARKETPLACE FUND
GLOBAL RX FUND
GLOBAL TECHNOLOGY FUND
INTERNATIONAL FUND
PACIFIC BASIN EQUITIES FUND


INCOME

SHORT-TERM STRATEGIC INCOME FUND
WORLD BOND FUND

[GRAPHIC OMITTED] JOHN HANCOCK FUNDS
                  A Global Investment Management Firm

                  101 Huntington Avenue, Boston, Massachusetts 02199-7603

CONTENTS
-------------------------------------------------------------------------------

A fund-by-fund look at goals, strategies, risks, expenses and financial history.

[GRAPHIC OMITTED] GROWTH
     GLOBAL FUND                                                      4
     GLOBAL MARKETPLACE FUND                                          6
     GLOBAL RX FUND                                                   8
     GLOBAL TECHNOLOGY FUND                                          10
     INTERNATIONAL FUND                                              12
     PACIFIC BASIN EQUITIES FUND                                     14

[GRAPHIC OMITTED] INCOME
     SHORT-TERM STRATEGIC INCOME FUND                                16
     WORLD BOND FUND                                                 18

Policies and instructions for opening, maintaining and closing an account in any international/global fund.

     YOUR ACCOUNT
     CHOOSING A SHARE CLASS                                          20
     HOW SALES CHARGES ARE CALCULATED                                20
     SALES CHARGE REDUCTIONS AND WAIVERS                             21
     OPENING AN ACCOUNT                                              22
     BUYING SHARES                                                   23
     SELLING SHARES                                                  24
     TRANSACTION POLICIES                                            26
     DIVIDENDS AND ACCOUNT POLICIES                                  26
     ADDITIONAL INVESTOR SERVICES                                    27

Details that apply to the international/global funds as a group.

     FUND DETAILS
     BUSINESS STRUCTURE                                              28
     SALES COMPENSATION                                              29
     MORE ABOUT RISK                                                 31

     FOR MORE INFORMATION                                    BACK COVER

OVERVIEW
-------------------------------------------------------------------------------

GOAL OF THE INTERNATIONAL/GLOBAL FUNDS
John Hancock international/global funds invest in foreign and U.S. securities. Most of the funds invest primarily in stocks and seek long-term growth of capital. Two funds invest primarily in bonds and seek current income or maximum total return. Each fund has its own strategy and own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST
These funds may be appropriate for investors who:
o are seeking to diversify a portfolio of domestic investments
o are seeking access to markets that can be less accessible to individual investors
o are seeking funds for the growth or income portion of an asset allocation portfolio
o are investing for goals that are many years in the future

International/global funds may NOT be appropriate if you:
o  are investing with a shorter time horizon in mind
o  are uncomfortable with an investment whose value may vary substantially
o  want to limit your exposure to foreign securities

THE MANAGEMENT FIRM
All John Hancock international/global funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $19 billion in assets.


FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC OMITTED] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC OMITTED] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[GRAPHIC OMITTED] Risk factors  The major risk factors associated with the fund.

[GRAPHIC OMITTED] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[GRAPHIC OMITTED] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[GRAPHIC OMITTED] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

GLOBAL FUND
REGISTRANT NAME: FREEDOM INVESTMENT TRUST II    TICKER SYMBOL    CLASS A: JHGAX
                                                                 CLASS B: FGLOX
-------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of foreign and U.S. companies. The fund maintains a diversified portfolio of company and government securities from around the world. Under normal circumstances, the fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S.

The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] Under normal circumstances, the fund invests at least 65% of assets in common stocks and convertible securities, but may invest in virtually any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities. Not counting short-term securities, the fund generally expects that no more than 5% of assets will be invested in debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.

Because it invests internationally, the fund carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Southeast Asia and Eastern Europe.

To the extent that the fund utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER
[GRAPHIC OMITTED] Miren Etcheverry, John L.F. Wills and Gerardo J. Espinoza lead the portfolio management team. Ms. Etcheverry and Mr. Espinoza are senior vice presidents and joined John Hancock Funds in December 1996, having been in the investment business since 1978 and 1979, respectively. Mr. Wills is a senior vice president of the adviser and managing director of the subadviser, John Hancock Advisers International. He joined John Hancock Funds in 1987 and has been in the investment business since 1969.
-------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                        CLASS A   CLASS B
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                      5.00%     none
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends     none      none
-------------------------------------------------------------------------------
 Maximum deferred sales charge                            none(1)   5.00%
-------------------------------------------------------------------------------
 Redemption fee(2)                                        none      none
-------------------------------------------------------------------------------
 Exchange fee                                             none      none
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
 Management fee(3)                       0.96%     0.96%
-------------------------------------------------------------------------------
 12b-1 fee(4)                            0.30%     1.00%
-------------------------------------------------------------------------------
 Other expenses                          0.63%     0.63%
-------------------------------------------------------------------------------
 Total fund operating expenses           1.89%     2.59
-------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
 SHARE CLASS                               YEAR 1  YEAR 3   YEAR 5   YEAR 10
-------------------------------------------------------------------------------
 Class A shares                              $68     $106     $147     $260
-------------------------------------------------------------------------------
 Class B shares
   Assuming redemption at end of period      $76     $111     $158     $275
-------------------------------------------------------------------------------
   Assuming no redemption                    $26     $ 81     $138     $275
-------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee equal to 0.70% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS
INDICATED BY CLASS
B YEAR-BY-YEAR TOTAL
INVESTMENT
RETURN (%)          35.42(4)                7.05   30.22           14.04                 34.95       7.97                   9.10
---------------------------------------------------------------------------------------------------------------------------------
(scale varies from             (16.97)(4)                 (10.42)             (3.85)                           (1.01)
fund to fund)

---------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                               10/92(1)       10/93        10/94       10/95      10/96
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $11.31         $10.55       $14.30      $14.16     $12.67
-------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                           (0.04)(2)      (0.10)(2)    (0.07)(2)   (0.03)(2)  (0.02)(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions                                                (0.72)          3.85         1.24       (0.13)      1.20
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                       (0.76)          3.75         1.17       (0.16)      1.18
---------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Distributions from net realized gain on investments
   sold and foreign currency transactions                                  --            --         (1.31)      (1.33)     (0.88)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                         $10.55        $14.30       $14.16      $12.67     $12.97
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                      (6.72)(4)      35.55         8.64       (0.37)      9.87
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                          76,980         90,787      100,973      93,597     94,746
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                             2.47(5)        2.12         1.98        1.87       1.88
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)        (0.60)(5)      (0.86)       (0.54)      (0.23)     (0.19)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                               69            108           61          60         98
---------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(6) ($)                                 N/A            N/A          N/A         N/A     0.0221

---------------------------------------------------------------------------------------------------------------------------------
 CLASS B -
  PERIOD ENDED:       5/87(7)   10/87(8)   10/88   10/89   10/90  10/91       10/92    10/93      10/94       10/95       10/96
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING
   PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
   beginning
   of period        $9.60      $13.00     $10.42  $10.67  $13.58  $ 9.94     $10.92     $10.50     $14.17     $13.93      $12.36
---------------------------------------------------------------------------------------------------------------------------------
 Net investment
   income (loss)     0.08       (0.05)      0.01   (0.10)  (0.02)  (0.01)(2)  (0.12)(2)  (0.15)(2)  (0.15)(2)  (0.11)(2)  (0.10)(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and
   unrealized gain
   (loss) on
   investments and
   foreign currency
   transactions      3.32       (2.08)      0.69    3.25   (1.12)   1.35      (0.30)      3.82       1.22      (0.13)       1.16
---------------------------------------------------------------------------------------------------------------------------------
 Total from
  investment
  operations         3.40       (2.13)      0.70    3.15   (1.14)   1.34      (0.42)      3.67       1.07      (0.24)       1.06
---------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Distributions
    from ne
    investment
    income           --          (0.12)      --    (0.01)   --      --         --         --         --         --          --
---------------------------------------------------------------------------------------------------------------------------------
   Distributions
    from net
    realized
    gain on
    investments
    sold and
    foreign
    currency
    transactions     --         (0.33)     (0.45)  (0.23)  (2.50)  (0.36)      --         --        (1.31)     (1.33)      (0.88)
---------------------------------------------------------------------------------------------------------------------------------
   Total
   distributions     --         (0.45)     (0.45)  (0.24)  (2.50)  (0.36)      --         --        (1.31)     (1.33)      (0.88)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
  end of period    $13.00      $10.42     $10.67  $13.58   $9.94  $10.92     $10.50     $14.17     $13.93     $12.36      $12.54
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
  RETURN AT NET
  ASSET
  VALUE(3)(%)       35.42(4)   (16.97)(4)   7.05   30.22  (10.42)  14.04      (3.85)     34.95       7.97      (1.01)       9.10
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND
  SUPPLEMENTAL
  DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net assets,
  end of period
 (000s omitted)($) 62,264      50,883     34,380  35,596  33,281  28,686     11,475     19,340     31,822     24,570      27,599
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of
  expenses to
  average net
  assets (%)         2.38(5      2.56(5)    2.55    2.30    2.46    2.60       2.68       2.49       2.59      2.57         2.54
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net
  investment
  income (loss)
  to average
  net assets(%)      0.99(5)    (0.78)(5)   0.09   (0.47)  (0.59)  (0.12)     (1.03)     (1.25)     (1.12)     (0.89)      (0.83)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio
  turnover rate(%)     91          81        142     138      58     106         69        108         61         60          98
---------------------------------------------------------------------------------------------------------------------------------
 Average brokerage
  commission
  rate(6)($)          N/A         N/A        N/A     N/A     N/A     N/A        N/A        N/A        N/A        N/A      0.0221
---------------------------------------------------------------------------------------------------------------------------------

(1) Class A shares commenced operations on January 3, 1992.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(7) For the period September 2, 1986 (commencement of operations) to May 31, 1987.
(8) For the period June 1, 1987 to October 31, 1987.

GLOBAL MARKETPLACE FUND
REGISTRANT NAME: JOHN HANCOCK WORLD FUND        TICKER SYMBOL    CLASS A: JHGMX
                                                                 CLASS B: JHMBX
-------------------------------------------------------------------------------

GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in foreign and U.S. stocks of companies that merchandise goods and services to consumers or to consumer companies. The fund seeks companies of any size that appear to possess a competitive advantage, such as a unique product or distribution method, new technologies or innovative marketing or sales methods. Under normal circumstances, the fund invests at least 65% of assets in these companies, and expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] The fund invests primarily in the common stocks of U.S. and foreign companies. It also may invest in warrants, preferred stocks and convertible securities.

For liquidity and flexibility, the fund may invest up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (consumer businesses), its performance may be disproportionately affected by a few key factors, such as economic conditions and consumer confidence levels.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31.

To the extent that the fund invests in smaller capitalization companies or emerging markets, or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[GRAPHIC OMITTED] Bernice S. Behar, CFA, leader of the fund's portfolio management team since the fund's inception in September 1994, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.

-------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below are based on expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                      CLASS A   CLASS B
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                     5.00%     none
-------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                                    none      none
-------------------------------------------------------------------------------
 Maximum deferred sales charge                           none(1)   5.00%
-------------------------------------------------------------------------------
 Redemption fee(2)                                       none      none
-------------------------------------------------------------------------------
 Exchange fee                                            none      none
-------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
 Management fee (after expense limitation)(3)           0.22%      0.22%
-------------------------------------------------------------------------------
 12b-1 fee(4)                                           0.30%      1.00%
-------------------------------------------------------------------------------
 Other expenses                                         1.02%      1.02%
-------------------------------------------------------------------------------
 Total fund operating expenses (after limitation)(3)    1.54%      2.24%
-------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
 SHARE CLASS                            YEAR 1  YEAR 3   YEAR 5   YEAR 10
-------------------------------------------------------------------------------
 Class A shares                          $65     $96      $130     $224
-------------------------------------------------------------------------------
 Class B shares
-------------------------------------------------------------------------------
   Assuming redemption at end of period  $73     $100     $140     $240
-------------------------------------------------------------------------------
   Assuming no redemption                $23     $ 70     $120     $240
-------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser`s agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.80% for each class and total fund operating expenses would be 2.12% for Class A and 2.82% for Class B. The adviser may terminate this limitation at any time.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS A YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)                  35.61(5)    31.94          0.99(5)
-----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)                                                                                          two
                                                                                                                         months
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                                                     8/95(1)       8/96        10/96(2)
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                         $8.50      $11.49        $15.16
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                                  0.01(3)    (0.08)(3)     (0.02)(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                                                 3.01        3.75          0.17
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                              3.02        3.67          0.15
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                                       (0.01)        --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income                                           (0.02)        --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                                        (0.03)        --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                              $11.49      $15.16       $15.31
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                                            35.61(5)    31.94         0.99(5)
-----------------------------------------------------------------------------------------------------------------------------------
 Total Adjusted Investment Return at Net Asset Value(4,6) (%)                                 28.69(5)    29.69         0.89(5)
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                                   712      16,966       21,782
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                                   1.50(7)     1.45         1.54(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(8) (%)                                       9.00(7)     3.70         2.12(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                                0.06(7)    (0.57)       (0.70)(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average net assets(8) (%)                  (7.44)(7)   (2.82)       (1.28)(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                     63          52           12
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                                                  0.65(3)     0.31         0.02
-----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(9) ($)                                                       N/A      0.0140       0.0079

-----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                                                                 8/96(1)       10/96(2)
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                                    $11.95       $15.09
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                                            (0.11)(3)     (0.04)(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and foreign currency transactions                 3.25          0.17
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                         3.14          0.13
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                         $15.09        $15.22
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                                                       26.28(5)       0.86(5)
-----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(4,6) (%)                                            25.50(5)       0.76(5)
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                                           22,246        30,133
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                                              2.15(7)       2.24(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(8) (%)                                                  3.49(7)       2.82(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                                         (1.28)(7)     (1.42)(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average net assets(8) (%)                             (2.62)(7)     (2.00)(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                                52            12
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                                                             0.11          0.02
-----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(9) ($)                                                               0.0140        0.0079
-----------------------------------------------------------------------------------------------------------------------------------

(1) Class A and Class B shares commenced operations September 29, 1994 and January 22, 1996, respectively.
(2) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

GLOBAL RX FUND
REGISTRANT NAME: JOHN HANCOCK WORLD FUND         TICKER SYMBOL    CLASS A: JHGRX
                                                                  CLASS B: JHRBX
--------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign and U.S. health care companies. The fund defines health care companies as those deriving at least half of their gross revenues, or committing at least half of their gross assets, to health care-related activities. Under normal circumstances, the fund invests at least 65% of assets in these companies, including small- and medium-sized companies. The fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer.

The fund has an independent advisory board composed of scientific and medical experts to provide advice and consultation on health care developments.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] The fund invests primarily in foreign and domestic common stocks, and may invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (health care), and because this sector has historically been volatile, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31.

To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[GRAPHIC OMITTED] Linda I. Miller, CFA, leader of the fund's portfolio management team since January 1996, is a vice president of the adviser. She joined John Hancock Funds in November 1995 and has been in the investment business with a focus on the health care industry since 1980.

INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses               Class A           Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)             5.00%               none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                            none                none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                   none(1)             5.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                               none                none
--------------------------------------------------------------------------------
 Exchange fee                                    none                none
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee                                  0.80%               0.80%
--------------------------------------------------------------------------------
 12b-1 fee(3)                                    0.30%               1.00%
--------------------------------------------------------------------------------
 Other expenses                                  0.82%               0.82%
--------------------------------------------------------------------------------
 Total fund operating expenses                   1.92%               2.62%
--------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 SHARE CLASS                  YEAR 1     YEAR 3      YEAR 5      YEAR 10
 Class A shares                $69        $107        $148        $263
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
   Assuming redemption
   at end of period            $77        $111        $159        $278
--------------------------------------------------------------------------------
   Assuming no redemption      $27        $81         $139        $278
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS A YEAR-BY-YEAR TOTAL
INVESTMENT RETURN (%)                                                33.40(5)     30.89     23.39     18.39     0.30
----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)                                                                                         (1.26)(5)
                                                                                                                          two
                                                                                                                         months

----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                             8/92(1)      8/93      8/94      8/95      8/96      10/96(2)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                $10.00      $13.34    $13.38    $16.51    $21.61     $25.43
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                         (0.03)      (0.23)    (0.32)    (0.36)(3) (0.19)(3)  (0.05)(3)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
 and foreign currency transactions                                     3.37        0.27      3.45      5.46      4.15      (0.27)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                      3.34        0.04      3.13      5.10      3.96      (0.32)
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
   sold and foreign currency transactions                               --          --        --        --      (0.14)       --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $13.34      $13.38    $16.51    $21.61    $25.43     $25.11
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                    33.40(5)     0.30     23.39     30.89     18.39      (1.26)(5)
----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset
 value(4,6) (%)                                                       32.11(5)     0.04       --        --        --         --
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                        14,702      15,647    18,643    24,394    42,405     42,618
 Ratio of expenses to average net assets (%)                           1.98(7)     2.50      2.55      2.56      1.80       1.92(7)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(8) (%)               3.39(7)     2.76       --        --        --         --
 Ratio of net investment income (loss) to average net
 assets (%)                                                          (0.51)(7)    (1.67)    (2.01)    (1.99)    (0.75)     (1.04)(7)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average
 net assets(8) (%)                                                   (1.92)(7)    (1.93)      --        --        --         --
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                            48           93        52        38        68         24
----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                        0.085        0.035       --        --        --         --
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(9) ($)                              N/A          N/A       N/A       N/A    0.0181    0.0726

----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                                                    8/94(1)   8/95      8/96      10/96(2)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                      $17.29    $16.46    $21.35     $24.94
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                               (0.17)(3) (0.55)(3) (0.34)(3)  (0.08)(3)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                                         (0.66)     5.44      4.07      (0.26)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                 (0.83)    4.89    3.73   (0.34)
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
   sold and foreign currency transactions                                                     --        --      (0.14)       --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                   $16.46  $21.35  $24.94   $24.60
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                                          (4.80)(5) 29.71     17.53      (1.36)(5)
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                                      1,071   6,333  36,591   37,521
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                                 3.34(7)   3.45      2.42       2.62(7)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net
   assets (%)                                                                               (2.65)(7) (2.91)    (1.33)     (1.74)(7)
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                   52        38        68         24
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(9) ($)                                                     N/A       N/A    0.0181     0.0726
----------------------------------------------------------------------------------------------------------------------------------

(1) Class A and Class B shares commenced operations on October 1, 1991 and March 7, 1994, respectively.
(2) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

GLOBAL TECHNOLOGY FUND
REGISTRANT NAME: JOHN HANCOCK SERIES TRUST         TICKER SYMBOL  CLASS A: NTTFX
                                                                  CLASS B: FGTBX
--------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign and U.S. companies that rely extensively on technology in their product development or operations. Under normal circumstances, the fund invests at least 65% of assets in these companies, and expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. Income is a secondary goal.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] The fund invests primarily in foreign and domestic common stocks, and may invest in warrants, preferred stocks and convertible debt securities. The fund may invest up to 10% of assets in debt securities of any maturity. These may include securities rated as low as CC/Ca and their unrated equivalents. Bonds rated lower than BBB/Baa are considered junk bonds.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, including restricted securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (technology), and because this sector has historically been volatile, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Asia and Eastern Europe. To the extent that the fund invests in smaller capitalization companies or junk bonds, it further increases the chances for fluctuations in share price and total return. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER
[GRAPHIC OMITTED] Barry J. Gordon and Marc H. Klee lead the fund's management team, as they have since the fund's inception in 1983. They are principals of American Fund Advisors, Inc. (AFA), which was the fund's adviser until 1991. Since 1991, AFA has been the fund's subadviser.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.


--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                    CLASS A       CLASS B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                  5.00%         none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                                 none          none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                        none(1)       5.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                                    none          none
--------------------------------------------------------------------------------
 Exchange fee                                         none          none
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee(3)                                    0.79%         0.79%
--------------------------------------------------------------------------------
 12b-1 fee(4)                                         0.30%         1.00%
--------------------------------------------------------------------------------
 Other expenses                                       0.48%         0.48%
--------------------------------------------------------------------------------
 Total fund operating expenses                        1.57%         2.27%
--------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
 SHARE CLASS                  YEAR 1      YEAR 3      YEAR 5      YEAR 10
--------------------------------------------------------------------------------
 Class A shares                $65         $97         $131        $227
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
   Assuming redemption
   at end of period            $73         $101        $142        $243
--------------------------------------------------------------------------------
   Assuming no redemption      $23         $71         $122        $243
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee that will not exceed 0.40% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS
INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL
INVESTMENT RETURN (%)    2.89     2.84     10.48     16.61                33.05     5.70     32.06     9.62      46.53      5.22(4)
----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund                                        (18.46)                                                       ten
to fund)                                                                                                                    months

----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD
 ENDED:                 12/86    12/87     12/88    12/89       12/90     12/91    12/92     12/93    12/94      12/95     10/96(1)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING
 PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period   $13.57   $13.80    $13.98    $15.31     $16.93    $12.44   $15.60    $14.94   $17.45     $17.84    $24.51
 Net investment
 income (loss)           0.14     0.15      0.15      0.10      (0.04)     0.05    (0.15)    (0.21)   (0.22)(2)  (0.22)(2) (0.14)(2)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain
 (loss) on
 investments and
 foreign currency
 transactions            0.25     0.26      1.32      2.43      (3.09)     4.11     1.00      4.92     1.87       8.53      1.42
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment
 operations              0.39     0.41      1.47      2.53      (3.13)     4.16     0.85      4.71     1.65       8.31      1.28
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Dividends from net
   investment income    (0.16)   (0.23)    (0.14)    (0.13)       --      (0.04)     --        --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from
   net realized gain on
   investments and
   foreign currency
   transactions           --       --        --      (0.78)     (1.36)    (0.96)   (1.51)    (2.20)   (1.26)     (1.64)      --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions  (0.16)   (0.23)    (0.14)    (0.91)     (1.36)    (1.00)   (1.51)    (2.20)   (1.26)     (1.64)      --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end
 of period             $13.80   $13.98    $15.31    $16.93     $12.44    $15.60   $14.94    $17.45   $17.84     $24.51    $25.79
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT
 RETURN AT NET ASSET
 VALUE(3) (%)            2.89     2.84     10.48     16.61     (18.46)    33.05     5.70     32.06     9.62      46.53      5.22(4)
----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted
 investment return
 at net asset
 value(3,5)               --       --        --        --         --        --      5.53       --       --       46.41       --
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of
 period (000s
 omitted) ($)          56,927   44,224    38,594    40,341     28,864    31,580   32,094  41,749     52,193    155,001   166,010
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets (%)  1.75     1.63      1.75      1.90       2.36      2.32     2.05    2.10    2.16    1.67   1.57(6)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted
 expenses to average
 net assets(7) (%)        --       --        --        --         --        --      2.22       --       --        1.79       --
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net
 investment income
 (loss) to average
 net assets (%)          0.77     0.75      0.89      0.60      (0.28)     0.34    (0.88)    (1.49)   (1.25)     (0.89)    (0.68)(6)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted
 net investment
 income (loss) to
 average net
 assets(7) (%)            --       --        --        --         --        --     (1.05)      --       --       (1.01)      --
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover
 rate (%)                   6        9        12        30         38        67       76        86       67         70        64
----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per
 share  ($)               --       --        --        --         --        --      0.03       --       --        0.02(2)    --
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage
 commission rate(8) ($)   N/A      N/A       N/A       N/A        N/A       N/A      N/A       N/A      N/A        N/A    0.0685

----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                                                             12/94(9)    12/95     10/96(1)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING
 PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period                                                                                 $17.24     $17.68    $24.08
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income
 (loss)                                                                                               (0.35)(2)  (0.39)(2) (0.28)(2)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss)
 on investments                                                                                        2.05       8.43      1.40
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment
 operations                                                                                            1.70       8.04      1.12
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Distributions from
   net realized gain
   on investments sold                                                                                (1.26)     (1.64)      --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                                                                                              $17.68     $24.08    $25.20
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN
 AT NET ASSET VALUE(3) (%)                                                                            10.02      45.42      4.65(4)
----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment
 return at net asset
 value(3,5)                                                                                             --       45.30       --
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (000s omitted) ($)                                                                                   9,324     35,754    50,949
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets (%)                                                                                2.90(6)    2.41      2.27(6)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted
 expenses to average
 net assets(7) (%)                                                                                      --        2.53       --
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment
 income (loss) to average
 net assets (%)                                                                                       (1.98)(6)  (1.62)    (1.38)(6)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net
 investment income (loss) to
 average net assets(7) (%)                                                                              --       (1.74)      --
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                             67         70        64
----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                                                                 --   0.03(2)     --
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage
 commission rate(8) ($)                                                                                 N/A        N/A    0.0685
----------------------------------------------------------------------------------------------------------------------------------

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) Class B shares commenced operations on January 3, 1994.

International Fund
REGISTRANT NAME: FREEDOM INVESTMENT TRUST II     TICKER SYMBOL    CLASS A: FINAX
                                                                  CLASS B: FINBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign companies. Under normal circumstances, the fund invests at least 65% of assets in these companies. The fund maintains a diversified portfolio of company and government securities from around the world, and generally expects that at any one time it will invest in the securities markets of at least three non-U.S. countries.

The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography. The fund looks for companies of any size whose earnings show strong growth or that appear to be undervalued.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] Under normal circumstances, the fund invests primarily in common stocks and other equity securities, but may invest in almost any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.

Because it invests internationally, the fund carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Asia and Eastern Europe.

To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER

[GRAPHIC OMITTED] Miren Etcheverry, John L.F. Wills and Gerardo J. Espinoza lead the fund's portfolio management team. Ms. Etcheverry and Mr. Espinoza are senior vice presidents and joined John Hancock Funds in December 1996, having been in the investment business since 1978 and 1979, respectively. Mr. Wills is a senior vice president of the adviser and managing director of the subadviser, John Hancock Advisers International. He joined John Hancock Funds in 1987 and has been in the investment business since 1969.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past fiscal year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                     CLASS A       CLASS B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                   5.00%          none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                                  none           none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                         none(1)        5.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                                     none           none
--------------------------------------------------------------------------------
 Exchange fee                                          none           none
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee (after expense limitation)(3,4)        0.00%          0.00%
--------------------------------------------------------------------------------
 12b-1 fee(5)                                          0.30%          1.00%
--------------------------------------------------------------------------------
 Other expenses (after limitation)(3)                  1.45%          1.45%
--------------------------------------------------------------------------------
 Total fund operating expenses (after limitation)(3)   1.75%          2.45%
--------------------------------------------------------------------------------

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
 SHARE CLASS                      YEAR 1     YEAR 3      YEAR 5      YEAR 10
--------------------------------------------------------------------------------
 Class A shares                    $67        $102        $140        $246
--------------------------------------------------------------------------------
 Class B shares
   Assuming redemption
   at end of period                $75        $106        $151        $261
--------------------------------------------------------------------------------
   Assuming no redemption          $25        $76         $131        $261
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser`s agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 1.00% for each class, other expenses would be 2.02% for each class and total fund operating expenses would be 3.32% for Class A and 4.02% for Class B. The adviser may terminate this limitation at any time.
(4) Includes a subadviser fee equal to 0.70% of the fund's net assets.
(5) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS A YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)                       1.77(4)                 6.88
-----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)                                                                               (4.96)

-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                                                          10/94(1)     10/95      10/96
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                             $8.50        $8.65      $8.14
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                                      0.07(2)      0.04       0.06(2)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                                                     0.08        (0.47)      0.50
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                  0.15        (0.43)      0.56
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                                             --         (0.03)       --
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
   sold and foreign currency transactions                                                           --         (0.05)       --
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                                              --         (0.08)       --
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                   $8.65        $8.14      $8.70
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                                 1.77(4)     (4.96)      6.88
-----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(3,5) (%)                                     (0.52)(4)    (8.12)      5.33
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                                     4,426        4,215      5,098
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                                       1.50(6)      1.64       1.75
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(7) (%)                                           3.79(6)      4.80       3.30
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                                   1.02(6)      0.56       0.68
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average
 net assets(7) (%)                                                                                (1.27)(6)    (2.60)     (0.87)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                         50           69         83
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                                                      0.16(2)      0.25(2)    0.14(2)
-----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(8) ($)                                                           N/A          N/A     0.0192

-----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                                                          10/94(1)     10/95      10/96
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                             $8.50        $8.61      $8.05
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                                      0.02(2)     (0.03)      0.00(2,9)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                                                     0.09        (0.48)      0.50
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                  0.11        (0.51)      0.50
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
   sold and foreign currency transactions                                                           --         (0.05)       --
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                   $8.61        $8.05      $8.55
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                                 1.29(4)     (5.89)      6.21
-----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(3,5) (%)                                     (1.00)(4)    (9.05)      4.66
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                                     3,948        3,990      8,175
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                                       2.22(6)      2.52       2.45
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(7) (%)                                           4.51(6)      5.68       4.00
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                                   0.31(6)     (0.37)      0.02
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average
 net assets(7) (%)                                                                                (1.98)(6)    (3.53)     (1.53)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                         50           69         83
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)                                                                      0.16(2)      0.25(2)    0.14(2)
-----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(8) ($)                                                           N/A          N/A     0.0192
-----------------------------------------------------------------------------------------------------------------------------------

(1) Class A and Class B shares commenced operations on January 3, 1994.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) Less than one cent per share.

PACIFIC BASIN EQUITIES FUND
REGISTRANT NAME: JOHN HANCOCK WORLD FUND         TICKER SYMBOL    CLASS A: JHWPX
                                                                  CLASS B: FPBBX
--------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks of Pacific Basin companies. The Pacific Basin includes countries bordering the Pacific Ocean. Under normal circumstances, the fund invests at least 65% of assets in these companies, with the balance invested in equities of companies not in the Pacific Basin countries and in investment-grade debt securities of U.S., Japanese, Australian and New Zealand issuers.

The fund does not maintain a fixed allocation of assets. The fund may at times invest less than 65% of assets in Pacific Basin equities.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] Under normal circumstances, the fund invests primarily in common stocks and other equity securities, but may invest in virtually any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on one region, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets, a category that includes many Pacific Basin countries.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISERS
[GRAPHIC OMITTED] The fund's management is carried out jointly by the adviser's international equities portfolio management team and two subadvisers, Indosuez Asia Advisers Limited and John Hancock Advisers International. Indosuez is majority owned by Caisse Nationale de Credit Agricole, a French banking institution.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                  CLASS A       CLASS B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                5.00%         none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                               none          none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                      none(1)      5.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                                  none         none
--------------------------------------------------------------------------------
 Exchange fee                                       none         none

--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee(3)                                  0.80%        0.80%
--------------------------------------------------------------------------------
 12b-1 fee(4)                                       0.30%        1.00%
--------------------------------------------------------------------------------
 Other expenses                                     1.10%        1.10%
--------------------------------------------------------------------------------
 Total fund operating expenses                      2.20%        2.90%
--------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 SHARE CLASS                  YEAR 1      YEAR 3       YEAR 5       YEAR 10
--------------------------------------------------------------------------------
 Class A shares                $71         $115         $162         $291
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
   Assuming redemption
   at end of period            $79         $120         $173         $306
--------------------------------------------------------------------------------
   Assuming no redemption      $29         $90          $153         $306
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee equal to 0.35% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS
A YEAR-BY-YEAR TOTAL INVESTMENT
RETURN (%)                                     18.06                               49.61     22.82                4.47
----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)    (3.61)(6)          (0.44)   (2.15)   (1.99)                       (7.65)               (1.83)(6)
                                                                                                                             two
                                                                                                                            months

----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:             8/88(1)    8/89    8/90     8/91     8/92      8/93      8/94     8/95       8/96     10/96(2)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                            $10.00      $9.61  $11.10   $10.34    $9.05     $8.87    $13.27   $15.88     $14.11    $14.74
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)        0.01      (0.02)  (0.04)   (0.01)   (0.07)(3) (0.11)(3) (0.10)(3) 0.02(3,4) (0.02)(3) (0.02)(3)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and
 foreign currency transactions      (0.37)      1.75    0.11    (0.33)   (0.11)     4.51      3.12    (1.24)      0.65     (0.25)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations   (0.36)      1.73    0.07    (0.34)   (0.18)     4.40      3.02    (1.22)      0.63     (0.27)
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment
   income                           (0.03)     (0.01)    --       --       --        --        --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized
   gain on investments sold
   and foreign currency
   transactions                       --       (0.23)  (0.83)   (0.95)     --        --      (0.41)   (0.55)       --        --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions              (0.03)     (0.24)  (0.83)   (0.95)     --        --      (0.41)   (0.55)       --        --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period     $9.61     $11.10  $10.34    $9.05    $8.87    $13.27    $15.88   $14.11     $14.74    $14.47
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET
 ASSET VALUE(5) (%)                 (3.61)(6)  18.06   (0.44)   (2.15)   (1.99)    49.61     22.82    (7.65)      4.47     (1.83)(6)
----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return
 at net asset value(5,7) (%)        (8.05)(6)  15.12   (2.86)   (5.19)   (5.57)    48.31       --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (000s omitted) ($)                 4,771      5,116   4,578    4,065    3,222    14,568    50,261   37,417     41,951    38,694
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average
 net assets (%)                      1.75(8)    1.75    2.45     2.75     2.73      2.94      2.43     2.05       1.97      2.21(8)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to
 average net assets(9) (%)           6.19(8)    4.69    4.89     5.79     6.31      4.24       --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
 (loss) to average net assets (%)    0.04(8)   (0.15)  (0.28)   (0.06)   (0.82)    (0.98)    (0.66)    0.13(4)   (0.15)    (0.83)(8)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment
 income (loss) to average
 net assets(9) (%)                  (4.40)(8)  (3.09)  (2.70)   (3.10)   (4.40)    (2.28)      --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)          148        227     154      151      179       171        68       48         73        15
----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share  ($)        1.15       0.39    0.31     0.24     0.31(3)   0.14(3)    --       --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission
 rate(10) ($)                         N/A        N/A     N/A      N/A      N/A       N/A       N/A      N/A     0.0183    0.0221

----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                                                      8/94(1)  8/95       8/96     10/96(2)
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                                                                                     $15.11   $15.84     $13.96    $14.49
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                 (0.09)(3)(0.09)(3)  (0.13)(3) (0.04)(3)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and
 foreign currency transactions                                                                0.82    (1.24)      0.66     (0.25)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                             0.73    (1.33)      0.53     (0.29)
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized
   gain on investments sold
   and foreign currency transactions                                                           --     (0.55)       --        --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                             $15.84   $13.96     $14.49    $14.20
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET
 ASSET VALUE(5) (%)                                                                          (4.83)(6)(8.38)      3.80     (2.00)(6)
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s
 omitted) ($)                                                                                9,480   14,368     32,342    30,147
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net
 assets (%)                                                                                   3.00(8)  2.77       2.64      2.90(8)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
 (loss) to average net assets (%)                                                            (1.40)(8)(0.66)     (0.86)    (1.52)(8)
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                                    68       48         73        15
----------------------------------------------------------------------------------------------------------------------------------
 Average brokerage commission rate(10) ($)                                                     N/A      N/A     0.0183    0.0221
----------------------------------------------------------------------------------------------------------------------------------

(1)  Class A and Class B shares commenced operations on September 8, 1987 and March 7, 1994, respectively.
(2)  Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.
(3)  Based on the average of the shares outstanding at the end of each month.
(4)  May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(5)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)  Not annualized.
(7)  An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(8)  Annualized.
(9)  Unreimbursed, without fee reduction.
(10) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

SHORT-TERM STRATEGIC INCOME FUND
REGISTRANT NAME: FREEDOM INVESTMENT TRUST II     TICKER SYMBOL    CLASS A: JHSAX
                                                                  CLASS B: FRSWX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks a high level of current income. To pursue this goal, the fund invests primarily in debt securities issued or guaranteed by:

o  foreign governments and companies including those in emerging markets
o  the U.S. Government, its agencies or instrumentalities
o  U.S. companies

Under normal circumstances, the fund invests assets in all three of these sectors, but may invest up to 100% in any one sector. The fund maintains an average portfolio maturity of three years or less.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] The fund may invest in all types of debt securities. The fund's U.S. Government securities may include mortgage-backed securities. The fund may invest up to 67% of assets in securities rated as low as B and their unrated equivalents. Bonds rated lower than BBB/Baa are considered junk bonds. However, the fund maintains an average portfolio quality rating of A, which is an investment-grade rating.

Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer, but no more than 25% of assets in the securities of any one foreign government. The fund also may invest in certain other investments, including derivatives, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] The value of your investment in the fund will fluctuate with changes in currency exchange rates as well as interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities.

International investing, particularly in emerging markets, carries additional risks, including currency information, natural event and political risks. Junk bonds may carry above-average credit and market risks and mortgage-backed securities may carry extension and prepayment risks. These risks are defined in "More about risk" starting on page 31.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[GRAPHIC OMITTED] Anthony A. Goodchild, Lawrence J. Daly and Janet L. Clay lead the portfolio management team. Messrs. Goodchild and Daly are senior vice presidents and joined John Hancock Funds in July 1994, having been in the investment business since 1968 and 1972, respectively. Ms. Clay, a second vice president, joined John Hancock Funds in August 1995 and has been in the investment business since 1990.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                   CLASS A       CLASS B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                 3.00%         none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                                none          none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                       none(1)       3.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                                   none          none
--------------------------------------------------------------------------------
 Exchange fee                                        none          none
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee                                      0.65%         0.65%
--------------------------------------------------------------------------------
 12b-1 fee(3)                                        0.30%         1.00%
--------------------------------------------------------------------------------
 Other expenses                                      0.52%         0.52%
--------------------------------------------------------------------------------
 Total fund operating expenses                       1.47%         2.17%
--------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
 Share class                      Year 1     Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                    $45        $75         $108        $200
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
   Assuming redemption
   at end of period                $52        $88         $116        $209
--------------------------------------------------------------------------------
   Assuming no redemption          $22        $68         $116        $209
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS B YEAR-BY-YEAR TOTAL INVESTMENT
 RETURN (%)                                                  8.85(4)       0.64        5.98        1.93        7.97    7.89
----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)


----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                                  10/92(1)    10/93       10/94       10/95       10/96
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $9.86       $9.32       $9.12       $8.47       $8.41
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                              0.65        0.83(2)     0.76(2)     0.77(2)      0.65
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                            (0.55)      (0.20)      (0.53)      (0.06)       0.05
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                          0.10        0.63        0.23        0.71        0.70
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                   (0.64)      (0.83)      (0.62)      (0.61)      (0.57)
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income                         --          --        (0.04)        --          --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net realized gain on investments sold         --          --        (0.12)        --          --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                                       --          --        (0.10)      (0.16)      (0.08)
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                    (0.64)      (0.83)      (0.88)      (0.77)      (0.65)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                           $9.32       $9.12       $8.47       $8.41       $8.46
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                         1.16(4)     6.78        2.64        8.75        8.60
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                            20,468      11,130      13,091      16,997      49,338
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                               1.37(4)     1.21        1.26        1.33        1.48
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)           8.09(4)     8.59        8.71        9.13        7.59
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                 86         306         150         147          77
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:                                    10/91(1)      10/92       10/93       10/94       10/95       10/96
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $10.00        $10.01       $9.31       $9.11       $8.46       $8.40
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                0.76          0.87        0.75(2)     0.70(2)     0.70(2)     0.59
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
 and foreign currency transactions                           0.01         (0.80)      (0.20)      (0.53)      (0.06)       0.05
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                            0.77          0.07        0.55        0.17        0.64        0.64
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                     (0.76)        (0.77)      (0.75)      (0.56)      (0.56)      (0.52)
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income           --            --          --        (0.04)        --          --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net realized gain on
   investments sold                                           --            --          --        (0.12)        --          --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                         --            --          --        (0.10)      (0.14)      (0.07)
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                      (0.76)        (0.77)      (0.75)      (0.82)      (0.70)      (0.59)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $10.01         $9.31       $9.11       $8.46       $8.40       $8.45
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)           8.85(4)       0.64        5.98        1.93        7.97        7.89
----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset
 value(3,5) (%)                                              8.81(4)        --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)             218,562       236,059     142,873      98,390      84,601      48,137
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                 1.89(4)       2.07        2.01        1.99        2.07        2.12
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(6) (%)     1.93(4)        --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets (%)    8.72(4)       8.69        7.81        8.00        8.40        7.07
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income to average net
 assets(6) (%)                                               8.68(4)        --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                   22            86         306         150         147          77
----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share ($)                               0.0039           --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------

(1) Class A and Class B shares commenced operations on January 3, 1992 and December 28,1990, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Unreimbursed, without fee reduction.

WORLD BOND FUND
REGISTRANT NAME: FREEDOM INVESTMENT TRUST II     TICKER SYMBOL    CLASS A: FGLAX
                                                                  CLASS B: FGLIX
--------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC OMITTED] The fund seeks a high total investment return -- a combination of current income and capital appreciation. To pursue this goal, the fund invests at least 65% of assets in debt securities issued or guaranteed by: o foreign governments and companies including those in emerging markets o multinational organizations such as the World Bank o the U.S. Government, its agencies or instrumentalities

Under normal circumstances, the fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. The fund does not maintain a fixed allocation of assets.

PORTFOLIO SECURITIES
[GRAPHIC OMITTED] The fund may invest in all types of debt securities of any maturity, including preferred and convertible securities. Less than 35% of assets may be invested in junk bonds rated as low as CCC/Caa, or equivalent.

Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer, but no more than 25% of assets in the securities of any one foreign government.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain other investments, including derivatives, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC OMITTED] As with most bond funds, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities.

International investing, particularly in emerging markets, carries additional risks, including currency, information, natural event and political risks. Junk bonds may carry above-average credit and market risks and mortgage-backed securities may carry extension and prepayment risks. These risks are defined in "More about risk" starting on page 31.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[GRAPHIC OMITTED] Anthony A. Goodchild, Lawrence J. Daly and Janet L. Clay lead the portfolio management team. Messrs. Goodchild and Daly are senior vice presidents and joined John Hancock Funds in July 1994, having been in the investment business since 1968 and 1972, respectively. Ms. Clay, a second vice president, joined John Hancock Funds in August 1995 and has been in the investment business since 1990.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC OMITTED] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.


--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES                     CLASS A        CLASS B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                   4.50%           none
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 reinvested dividends                                  none            none
--------------------------------------------------------------------------------
 Maximum deferred sales charge                         none(1)         5.00%
--------------------------------------------------------------------------------
 Redemption fee(2)                                     none            none
--------------------------------------------------------------------------------
 Exchange fee                                          none            none
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fee                                       0.75%            0.75%
--------------------------------------------------------------------------------
 12b-1 fee(3)                                         0.30%            1.00%
--------------------------------------------------------------------------------
 Other expenses                                       0.54%            0.54%
--------------------------------------------------------------------------------
 Total fund operating expenses                        1.59%            2.29%
--------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 SHARE CLASS                         YEAR 1     YEAR 3      YEAR 5      YEAR 10
--------------------------------------------------------------------------------
 Class A shares                       $60        $93         $128        $225
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
   Assuming redemption
   at end of period                   $73       $102         $143        $245
--------------------------------------------------------------------------------
   Assuming no redemption             $23       $72          $123        $245
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY
CLASS B YEAR-BY-YEAR TOTAL
INVESTMENT RETURN (%)          65.96(4)  1.59(4) 20.09     5.47    11.84    10.44     1.72     6.77              11.51      4.78
 ----------------------------------------------------------------------------------------------------------------------------------
(scale varies from fund to fund)                                                                       (1.88)

----------------------------------------------------------------------------------------------------------------------------------
 CLASS A - PERIOD ENDED:                                                             10/92(1) 10/93    10/94     10/95     10/96
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                               $10.57    $9.76    $9.62     $8.85     $9.30
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                         0.64     0.76     0.64(2)   0.57(2)   0.51(2)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency transactions                                       (0.74)   (0.10)   (0.78)     0.48     (0.02)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                    (0.10)    0.66    (0.14)     1.05      0.49
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment income                                              (0.71)   (0.38)   (0.11)    (0.59)    (0.50)
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income                                    --     (0.04)     --        --        --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                                                  --     (0.38)   (0.52)    (0.01)    (0.01)
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                               (0.71)   (0.80)   (0.63)    (0.60)    (0.51)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                     $9.76     $9.62    $8.85     $9.30     $9.28
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                   (0.88)(4) 7.14    (1.30)    12.25      5.48
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                       12,880   12,882    8,949    35,334    27,537
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                          1.41(4)  1.46     1.59      1.48      1.58
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average
 net assets (%)                                                                       7.64(4)  7.89     7.00      6.43      5.54
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                           476      363      174       263       214
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
 CLASS B - PERIOD ENDED:        5/87(5) 10/87(6) 10/88    10/89    10/90    10/91    10/92    10/93    10/94     10/95     10/96
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                        $9.60   $10.79   $10.32   $10.98   $10.21   $10.38   $10.44    $9.74    $9.62     $8.85     $9.30
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)   0.31     0.25     0.67     0.83     0.85     0.90     0.78     0.72     0.59(2)   0.55(2)   0.45(2)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 transactions                   1.29    (0.18)    1.31    (0.27)    0.28     0.13    (0.59)   (0.09)   (0.78)     0.44     (0.02)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment
 operations                     1.60     0.07     1.98     0.56     1.13     1.03     0.19     0.63    (0.19)     0.99      0.43
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net
   investment income           (0.26)   (0.28)   (0.68)   (0.84)   (0.85)   (0.73)   (0.89)   (0.33)   (0.06)    (0.53)    (0.44)
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net
   realized gain on
   investments                 (0.15)   (0.26)   (0.64)   (0.49)     --     (0.24)     --       --       --        --        --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess
   of net investment income      --       --       --       --       --       --       --     (0.04)     --        --        --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital
   paid-in                       --       --       --       --     (0.11)      --      --     (0.38)   (0.52)    (0.01)    (0.01)
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions         (0.41)   (0.54)   (1.32)   (1.33)   (0.96)   (0.97)   (0.89)   (0.75)   (0.58)    (0.54)     0.45
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                       $10.79   $10.32   $10.98   $10.21   $10.38   $10.44    $9.74    $9.62    $8.85     $9.30     $9.28
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN
 AT NET ASSET VALUE(3) (%)     65.96(4)  1.59(4) 20.09     5.47    11.84    10.44     1.72     6.77    (1.88)    11.51      4.78
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (000s omitted) ($)           18,253   58,658  174,833  255,214  186,524  192,687  199,102  197,166  114,656    65,600    45,897
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average
 net assets (%)                 2.41(4)  2.19(4)  1.74     1.75     1.82     1.90     1.91     1.91     2.17      2.16      2.25
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment
 income (loss) to average
 net assets (%)                 8.69(4)  6.32(4)  6.04     8.07     8.67     8.74     7.59     7.45     6.41      6.03      4.87
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)     140(4)   152(4)   364      333      186      159      476      363      174       263       214
----------------------------------------------------------------------------------------------------------------------------------

(1) Class A shares commenced operations on January 3, 1992.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Annualized.
(5) For the period December 17, 1986 (commencement of operations) to May 31, 1987.
(6) For the period June 1, 1987 to October 31, 1987.

YOUR ACCOUNT

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock international/global funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

--------------------------------------------------------------------------------
 CLASS A                                CLASS B
--------------------------------------------------------------------------------
o Front-end sales charges, as           o No front-end sales charge; all your
  described below. There are several      money goes to work for you right
  ways to reduce these charges, also      away.
  described below.
                                        o Higher annual expenses than Class A
o Lower annual expenses than Class B      shares.
  shares.
                                        o A deferred sales charge, as
                                          described below.

                                        o Automatic conversion to Class A
                                          shares after eight years (five years
                                          for Short-Term Strategic Income
                                          Fund), thus reducing future annual
                                          expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

CLASS A Sales charges are as follows:

--------------------------------------------------------------------------------
 CLASS A SALES CHARGES - SHORT-TERM STRATEGIC INCOME
--------------------------------------------------------------------------------
                            AS A % OF       AS A % OF YOUR
 YOUR INVESTMENT            OFFERING PRICE  INVESTMENT
--------------------------------------------------------------------------------
 Up to $99,999              3.00%           3.09%
--------------------------------------------------------------------------------
 $100,000 -  $499,999       2.50%           2.56%
--------------------------------------------------------------------------------
 $500,000 - $999,999        2.00%           2.04%
--------------------------------------------------------------------------------
 $1,000,000 and over        See below
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CLASS A SALES CHARGES - WORLD BOND
--------------------------------------------------------------------------------
                            AS A % OF       AS A % OF YOUR
 YOUR INVESTMENT            OFFERING PRICE  INVESTMENT
--------------------------------------------------------------------------------
 Up to $99,999              4.50%           4.71%
--------------------------------------------------------------------------------
 $100,000 - $249,999        3.75%           3.90%
--------------------------------------------------------------------------------
 $250,000 - $499,999        2.75%           2.83%
--------------------------------------------------------------------------------
 $500,000 - $999,999        2.00%           2.04%
--------------------------------------------------------------------------------
 $1,000,000 and over        See below
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CLASS A SALES CHARGES - GROWTH FUNDS
--------------------------------------------------------------------------------
                            AS A % OF       AS A % OF YOUR
 YOUR INVESTMENT            OFFERING PRICE  INVESTMENT
--------------------------------------------------------------------------------
 Up to $49,999              5.00%           5.26%
--------------------------------------------------------------------------------
 $50,000 - $99,999          4.50%           4.71%
--------------------------------------------------------------------------------
 $100,000 - $249,999        3.50%           3.63%
--------------------------------------------------------------------------------
 $250,000 - $499,999        2.50%           2.56%
--------------------------------------------------------------------------------
 $500,000 - $999,999        2.00%           2.04%
--------------------------------------------------------------------------------
 $1,000,000 and over        See below
--------------------------------------------------------------------------------

INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSC ON $1 MILLION+ INVESTMENTS (ALL FUNDS)
--------------------------------------------------------------------------------
 YOUR INVESTMENT                CDSC ON SHARES BEING SOLD
--------------------------------------------------------------------------------
 First $1M - $4,999,999         1.00%
--------------------------------------------------------------------------------
 Next $1 - $5M above that       0.50%
--------------------------------------------------------------------------------
 Next $1 or more above that     0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

CLASS B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the
CDSC:

--------------------------------------------------------------------------------
 CLASS B DEFERRED CHARGES
--------------------------------------------------------------------------------
 YEARS AFTER        CDSC ON SHORT-TERM   CDSC ON ALL
 PURCHASE           STRATEGIC INCOME     OTHER FUND SHARES
                    SHARES BEING SOLD    BEING SOLD
--------------------------------------------------------------------------------
 1st year           3.00%                5.00%
--------------------------------------------------------------------------------
 2nd year           2.00%                4.00%
--------------------------------------------------------------------------------
 3rd  year          2.00%                3.00%
--------------------------------------------------------------------------------
 4th year           1.00%                3.00%
--------------------------------------------------------------------------------
 5th year           None                 2.00%
--------------------------------------------------------------------------------
 6th year           None                 1.00%
--------------------------------------------------------------------------------
 After 6 years      None                 None
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options (see the back cover of this prospectus).

GROUP INVESTMENT PROGRAM Allows established groups of four or more investors to invest as a group. Each investor has an individual account, but for sales charge purposes the group's investments are lumped together, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250) and you may terminate the program at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify.

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:
o to make payments through certain systematic withdrawal plans
o to make certain distributions from a retirement plan
o because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o government entities that are prohibited from paying mutual fund sales charges
o financial institutions or common trust funds investing $1 million or more for non-discretionary accounts
o selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets to a John Hancock fund from an employee benefit plan that has John Hancock funds
o members of an approved affinity group financial services program
o certain insurance company contract holders (one-year CDSC usually applies)
o participants in certain retirement plans with at least 100 members (one-year CDSC applies)
o clients of AFA, when their funds are transferred directly to Global Technology Fund from accounts managed by AFA
o certain former shareholders of John Hancock National Aviation & Technology Fund and Nova Fund (applies to Global Technology Fund only).

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o non-retirement account: $1,000
   o retirement account: $250
   o group investments: $250
   o Monthly Automatic Accumulation Plan (MAAP):
     $25 to open; you must invest at least $25 a month

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You can initiate any purchase, exchange or sale of shares through your financial representative.

--------------------------------------------------------------------------------
 BUYING SHARES
--------------------------------------------------------------------------------
         OPENING AN ACCOUNT             ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
 BY CHECK
--------------------------------------------------------------------------------
[graphic omitted]

o Make out a check for the investment   o Make out a check for the investment
  amount, payable to "John Hancock        amount payable to "John Hancock
  Signature Services, Inc."               Signature Services, Inc."
o Deliver the check and your completed  o Fill out the detachable investment
  application to your financial           slip from an account statement. If
  representative, or mail them to         no slip is available, include a note
  Signature Services (address below).     specifying the fund name, your share
                                          class, your account number and the
                                          name(s) in which the account is
                                          registered.
                                        o Deliver the check and your
                                          investment slip or note to your
                                          financial representative, or mail
                                          them to Signature Services (address
                                          below).

--------------------------------------------------------------------------------
 BY EXCHANGE
--------------------------------------------------------------------------------
[graphic omitted]

o Call your financial representative    o Call Signature Services to request
  or Signature Services to request an     an exchange.
  exchange.

--------------------------------------------------------------------------------
 By wire
--------------------------------------------------------------------------------
[graphic omitted]

o Deliver your completed application    o Instruct your bank to wire the
  to your financial representative, or    amount of your investment to:
  mail it to Signature Services.          First Signature Bank & Trust
o Obtain your account number by           Account # 900000260
  calling your financial                  Routing # 211475000
  representative or Signature             Specify the fund name, your share
  Services.                               class, your account number and the
o Instruct your bank to wire the          name(s) in which the account is
  amount of your investment to:           registered. Your bank may charge a
  First Signature Bank & Trust            fee to wire funds.
  Account # 900000260
  Routing # 211475000
  Specify the fund name, your choice
  of share class, the new account
  number and the name(s) in which the
  account is registered. Your bank may
  charge a fee to wire funds.

--------------------------------------------------------------------------------
 By phone
--------------------------------------------------------------------------------
[graphic omitted]

See "By wire" and "By exchange."        o Verify that your bank or credit
                                          union is a member of the Automated
                                          Clearing House (ACH) system.
                                        o Complete the "Invest-By-Phone" and
                                          "Bank Information" sections on your
                                          account application.
                                        o Call Signature Services to verify
                                          that these features are in place on
                                          your account.
                                        o Tell the Signature Services
                                          representative the fund name, your
                                          share class, your account number,
                                          the name(s) in which the account is
                                          registered and the amount of your
                                          investment.
ADDRESS
John Hancock Signature Services, Inc.
1 John Hancock Way STE 1000
Boston, MA  02217-1000

PHONE NUMBER
1-800-225-5291

Or contact your financial               To open or add to an account using the
representative for instructions and     Monthly Automatic Accumulation
assistance.                             Program, see "Additional investor
                                        services."

--------------------------------------------------------------------------------
 SELLING SHARES
--------------------------------------------------------------------------------
         DESIGNED FOR                  TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------
 BY LETTER
--------------------------------------------------------------------------------
[graphic omitted]

o  Accounts of any type.                o Write a letter of instruction or
o  Sales of any amount.                   complete a stock power indicating
                                          the fund name, your share class,
                                          your account number, the name(s) in
                                          which the account is registered and
                                          the dollar value or number of shares
                                          you wish to sell.
                                        o Include all signatures and any
                                          additional documents that may be
                                          required (see next page).
                                        o Mail the materials to Signature
                                          Services.
                                        o A check will be mailed to the
                                          name(s) and address in which the
                                          account is registered, or otherwise
                                          according to your letter of
                                          instruction.

--------------------------------------------------------------------------------
 BY PHONE
--------------------------------------------------------------------------------
[graphic omitted]

o  Most accounts.                       o For automated service 24 hours a day
o  Sales of up to $100,000.               using your touch-tone phone, call
                                          the EASI-Line at 1-800-338-8080.
                                        o To place your order with a
                                          representative at John Hancock
                                          Funds, call Signature Services
                                          between 8 A.M. and 4 P.M. Eastern
                                          Time on most business days.

--------------------------------------------------------------------------------
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
--------------------------------------------------------------------------------
[graphic omitted]

o Requests by letter to sell any        o Fill out the "Telephone Redemption"
  amount (accounts of any type).          section of your new account
o Requests by phone to sell up to         application.
  $100,000 (accounts with telephone     o To verify that the telephone
  redemption privileges).                 redemption privilege is in place on
                                          an account, or to request the forms
                                          to add it to an existing account,
                                          call Signature Services.
                                        o Amounts of $1,000 or more will be
                                          wired on the next business day. A $4
                                          fee will be deducted from your
                                          account.
                                        o Amounts of less than $1,000 may be
                                          sent by EFT or by check. Funds from
                                          EFT transactions are generally
                                          available by the second business
                                          day. Your bank may charge a fee for
                                          this service.

--------------------------------------------------------------------------------
 BY EXCHANGE
--------------------------------------------------------------------------------
[graphic omitted]

o  Accounts of any type.                o Obtain a current prospectus for the
o  Sales of any amount.                   fund into which you are exchanging
                                          by calling your financial
                                          representative or Signature
                                          Services.
                                        o Call Signature Services to request
                                          an exchange.

--------------------------------------------------------------------------------
 BY CHECK
--------------------------------------------------------------------------------
[graphic omitted]

o Short-Term Strategic Income Fund      o Request checkwriting on your account
  only.                                   application.
o Any account with checkwriting         o Verify that the shares to be sold
  privileges.                             were purchased more than 10 days
o  Sales of over $100.                    earlier or were purchased by wire.
                                        o Write a check for any amount over
                                          $100.

                                        ADDRESS
                                        John Hancock Signature Services, Inc.
                                        1 John Hancock Way STE 1000
                                        Boston, MA  02217-1000

                                        PHONE NUMBER
                                        1-800-225-5291

                                        Or contact your financial
To sell shares through a systematic     representative for instructions and
withdrawal plan, see "Additional        assistance.
investor services."

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days
o you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:
o a broker or securities dealer
o a federal savings, cooperative or other type of bank
o a savings and loan or other thrift institution
o a credit union
o a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
 SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
--------------------------------------------------------------------------------
                                                               [graphic omitted]

Owners of individual, joint, sole       o Letter of instruction.
proprietorship, UGMA/UTMA (custodial    o On the letter, the signatures and
accounts for minors) or general           titles of all persons authorized to
partner accounts.                         sign for the account, exactly as the
                                          account is registered.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Owners of corporate or association      o Letter of instruction.
accounts.                               o Corporate resolution, certified
                                          within the past 90 days.
                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Owners or trustees of trust accounts.   o  Letter of instruction.
                                        o On the letter, the signature(s) of
                                          the trustee(s).
                                        o If the names of all trustees are not
                                          registered on the account, please
                                          also provide a copy of the trust
                                          document certified within the past
                                          60 days.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Joint tenancy shareholders whose        o Letter of instruction signed by
co-tenants are deceased.                  surviving tenant.
                                        o Copy of death certificate.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.
                                        o Copy of order appointing executor.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or account    instructions.
types not listed above.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

FOREIGN CURRENCIES Purchases must be made in U.S. dollars. Purchases in foreign currencies must be converted, which may result in a fee and delayed execution.

ELIGIBILITY BY STATE You may only invest in, or exchange into, fund shares legally available in your state.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:
o after every transaction (except a dividend reinvestment) that affects your account balance
o after any changes of name or address of the registered owner(s)
o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The income funds generally declare income dividends daily and pay them monthly. These income dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold. The growth funds pay income dividends, if any, annually. All funds distribute capital gains, if any, annually.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

TAXABILITY OF DIVIDENDS As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive from the growth funds.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS John Hancock Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

HOW THE FUNDS ARE ORGANIZED Each John Hancock international/global fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock international/global funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

                                            ------------
                                            SHAREHOLDERS
                                            ------------

|                           --------------------------------------------
|                                   FINANCIAL SERVICES FIRMS AND
|                                      THEIR REPRESENTATIVES
|    DISTRIBUTION AND
|  SHAREHOLDERS SERVICES       Advise current and prospective share-
|                             holders on their fund investments, often
|                           in the context of an overall financial plan.
|                           --------------------------------------------
|
|
|
|        -------------------------------------------     -------------------------------------------------
|                   PRINCIPAL DISTRIBUTOR                                  TRANSFER AGENT
|
|                  John Hancock Funds, Inc.                    John Hancock Signature Services, Inc.
|                   101 Huntington Avenue                           1 John Hancock Way STE 1000
|                   Boston, MA 02199-7603
|                                                         Handles shareholder services, including record-
|          Markets the funds and distributes shares      keeping and statements, distribution of dividends
|        through selling brokers, financial planners          and processing of buy and sell requests.
|            and other financial representatives.        -------------------------------------------------
|        -------------------------------------------

------------------------------     -------------------------------    ------------------------------------              |
         SUBADVISERS                      INVESTMENT ADVISER                       CUSTODIANS                           |
 American Fund Advisors, Inc.        John Hancock Advisers, Inc.           Investors Bank & Trust Co.                   |
      1415 Kelium Place                 101 Huntington Avenue                    89 South Street                        |
    Garden City, NY 11530               Boston, MA 02199-7603                   Boston, MA 02111               ASSET    |
                                                                                                             MANAGEMENT |
    John Hancock Advisers          Manages the fund's business and     State Street Bank and Trust Company              |
    International Limited               investment activities.                225 Franklin Street                       |
       34 Dover Street             -------------------------------              Boston, MA 02110                        |
      London, UK W1X 3RA                                                                                                |
                                                                      Hold the funds' assets , settle all               |
Indosuez Asia Advisers Limited                                        portfolio trades and collect most of              |
     One Exchange Square                                                the valuation data required for                 |
          Hong Kong                                                       calculating each fund's NAV.                  |
                                                                      ------------------------------------              |
 Provide portfolio management
      to certain funds.
------------------------------

                                  -------------------------------
                                              TRUSTEES
                                  Supervise the funds' activities
                                  -------------------------------

ACCOUNTING COMPENSATION The funds (except for Global Technology) compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets. Global Technology pays a $100,000 administration fee to the adviser.

PORTFOLIO TRADES In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

INVESTMENT GOALS  Except for Global Rx Fund,
International Fund and World Bond Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

DIVERSIFICATION Except for Global Rx Fund, Short-Term Strategic Income Fund and World Bond Fund, all of the international/global funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

--------------------------------------------------------------------------------
CLASS B UNREIMBURSED DISTRIBUTION EXPENSES(1)
--------------------------------------------------------------------------------
                              UNREIMBURSED      AS A % OF
 FUND                         EXPENSES          NET ASSETS
--------------------------------------------------------------------------------
 Global                       $     800,320     3.06%
--------------------------------------------------------------------------------
 Global Marketplace           $     172,913     0.64%
--------------------------------------------------------------------------------
 Global Rx                    $     461,009     1.19%
--------------------------------------------------------------------------------
 Global Technology            $   1,170,398     2.59%
--------------------------------------------------------------------------------
 International                $     435,589     3.59%
--------------------------------------------------------------------------------
 Pacific Basin Equities       $     979,454     3.04%
--------------------------------------------------------------------------------
 Short-Term Strategic Income  $   2,532,676     3.87%
--------------------------------------------------------------------------------
 World Bond                   $   4,967,286     9.07%
--------------------------------------------------------------------------------

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

INITIAL COMPENSATION Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

ANNUAL COMPENSATION Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.

---------------------------------------------------------------------------------------------------------------------------
 CLASS A INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
                                                         MAXIMUM
                                   SALES CHARGE          REALLOWANCE           FIRST YEAR             MAXIMUM
                                   PAID BY INVESTORS     OR COMMISSION         SERVICE FEE            TOTAL COMPENSATION(1)
                                   (% of offering price) (% of offering price) (% of net investment)  (% of offering price)
---------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
 Up to $99,999                     3.00%                 2.26%                 0.25%                  2.50%
---------------------------------------------------------------------------------------------------------------------------
 $100,000 - $499,999               2.50%                 2.01%                 0.25%                  2.25%
---------------------------------------------------------------------------------------------------------------------------
 $500,000 - $999,999               2.00%                 1.51%                 0.25%                  1.75%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 WORLD BOND FUND
---------------------------------------------------------------------------------------------------------------------------
 Up to $99,999                     4.50%                 3.76%                 0.25%                  4.00%
---------------------------------------------------------------------------------------------------------------------------
 $100,000 - $249,999               3.75%                 3.01%                 0.25%                  3.25%
---------------------------------------------------------------------------------------------------------------------------
 $250,000 - $499,999               2.75%                 2.06%                 0.25%                  2.30%
---------------------------------------------------------------------------------------------------------------------------
 $500,000 - $999,999               2.00%                 1.51%                 0.25%                  1.75%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 GROWTH FUNDS
---------------------------------------------------------------------------------------------------------------------------
 Up to $49,999                     5.00%                 4.01%                 0.25%                  4.25%
---------------------------------------------------------------------------------------------------------------------------
 $50,000 - $99,999                 4.50%                 3.51%                 0.25%                  3.75%
---------------------------------------------------------------------------------------------------------------------------
 $100,000 - $249,999               3.50%                 2.61%                 0.25%                  2.85%
---------------------------------------------------------------------------------------------------------------------------
 $250,000 - $499,999               2.50%                 1.86%                 0.25%                  2.10%
---------------------------------------------------------------------------------------------------------------------------
 $500,000 - $999,999               2.00%                 1.36%                 0.25%                  1.60%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 REGULAR INVESTMENTS OF
 $1 MILLION OR MORE (ALL FUNDS)
---------------------------------------------------------------------------------------------------------------------------
 First $1M - $4,999,999            --                    0.75%                 0.25%                  1.00%
---------------------------------------------------------------------------------------------------------------------------
 Next $1 - $5M above that          --                    0.25%                 0.25%                  0.50%
---------------------------------------------------------------------------------------------------------------------------
 Next $1 or more above that        --                    0.00%                 0.25%                  0.25%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 WAIVER INVESTMENTS(2)             --                    0.00%                 0.25%                  0.25%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 CLASS B INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
                                                         MAXIMUM
                                                         REALLOWANCE           FIRST YEAR             MAXIMUM
                                                         OR COMMISSION         SERVICE FEE            TOTAL COMPENSATION
                                                         (% of offering price) (% of net investment)  (% of offering price)
---------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
 All amounts                                             2.25%                 0.25%                  2.50%

---------------------------------------------------------------------------------------------------------------------------
 ALL OTHER FUNDS
---------------------------------------------------------------------------------------------------------------------------
 All amounts                                             3.75%                 0.25%                  4.00%
---------------------------------------------------------------------------------------------------------------------------

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock international/global fund will be positive over any period of time -- days, months or years. However, international markets have performed better over the past two decades than domestic markets.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

EXTENSION RISK The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o HEDGED When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o SPECULATIVE To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MANAGEMENT RISK The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value of mortgage-backed securities.

VALUATION RISK The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

------------------------------------------------------------------------------------------------------------------------------------
HIGHER-RISK SECURITIES AND PRACTICES
------------------------------------------------------------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets.
In each case the principal types of risk are listed (see previous page for definitions).
Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10  Percent of total assets ( [ ] )
10  Percent of net assets (roman type)
 X  No policy limitation on usage; fund may be using currently
 o  Permitted, but has not typically been used
--  Not permitted
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Pacific    Short-Term
                                                Global                    Global                       Basin      Strategic    World
                                       Global   Marketplace   Global Rx   Technology   International   Equities   Income       Bond
                                       ------   -----------   ---------   ----------   -------------   --------   -----------  -----
INVESTMENT PRACTICES

BORROWING: REVERSE REPURCHASE
AGREEMENTS The borrowing of money from
banks or through reverse repurchase
agreements. Leverage credit risks.      [10]      [33.3]       [33.3]        10           [33.3]         [33.3]      [10]        10

CURRENCY TRADING The direct trading or
holding of foreign currencies as an
asset. Currency risk.                    X           X            X           X              X              X          X         X

REPURCHASE AGREEMENTS The purchase of
a security that must later be sold
back to the issuer at the same price
plus interest. Credit risk.              X           X            X           X              X              X          X         X

SECURITIES LENDING The lending of
securities to financial institutions,
which provide cash or government
securities as collateral. Credit risk.  [10]      [33.3]       [33.3]       [33.3]        [33.3]         [33.3]      [30]       [30]

SHORT SALES The selling of securities
which have been borrowed on the
expectation that the market price will
drop.

o Hedged. Hedged leverage, market,
  correlation, liquidity, opportunity
  risks                                  --          o            o          --              o              o         --         --
o Speculative. Speculative leverage,
  market, liquidity risks.               --          o            o          --              o              --         --        --

SHORT-TERM TRADING Selling a security
soon after purchase. A portfolio
engaging in short-term trading will
have higher turnover and transaction
expenses. Market risk.                   X           X            X           X              X              X          X        X

WHEN-ISSUED SECURITIES AND FORWARD
COMMITMENTS The purchase or sale of
securities for delivery at a future
date; market value may change before
delivery. Market, opportunity,
leverage risks.                          X           X            X           X              X              X          X        X
------------------------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES

FOREIGN DEBT SECURITIES Debt
securities issued by foreign
governments or companies. Credit,
currency, interest rate, market,
political risks.                         [5]      [35](1)      [35](1)      10(2)         [35](1)         [35](1)      X(1)     X(1)

NON-INVESTMENT-GRADE DEBT SECURITIES
Debt securities rated below BBB/Baa
are considered junk bonds. Credit,
market, interest rate, liquidity,
valuation, information risks.            --        --          [35]         10(2)          --              --         [67]    [35]

RESTRICTED AND ILLIQUID SECURITIES
Securities not traded on the open
market. May include illiquid Rule 144A
securities. Liquidity, valuation,
market risks.                            15        15           15          15             15              15          15      15
------------------------------------------------------------------------------------------------------------------------------------
UNLEVERAGED DERIVATIVE SECURITIES

ASSET-BACKED SECURITIES Securities
backed by unsecured debt, such as
credit card debt; these securities are
often guaranteed or
over-collateralized to enhance their
credit quality. Credit, interest rate
risks.                                   o           o            o           o              o              o          X        X

MORTGAGE-BACKED SECURITIES Securities
backed by pools of mortgages,
including passthrough certificates,
PACs, TACs and other senior classes of
collateralized mortgage obligations
(CMOs). Credit, extension, prepayment,
interest rate risks.                     o           o            o           o              o              o          X        X

PARTICIPATION INTERESTS Securities
representing an interest in another
security or in bank loans. Credit,
interest rate, liquidity, valuation
risks.                                   --        --           --          10(2)          --              --          15(3)   15(3)

------------------------------------------------------------------------------------------------------------------------------------
HIGHER-RISK SECURITIES AND PRACTICES (cont'd)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Pacific    Short-Term
                                                Global                    Global                       Basin      Strategic    World
                                       Global   Marketplace   Global Rx   Technology   International   Equities   Income       Bond
                                       ------   -----------   ---------   ----------   -------------   --------   -----------  -----
LEVERAGED DERIVATIVE SECURITIES

CURRENCY CONTRACTS Contracts involving
the right or obligation to buy or sell
a given amount of foreign currency at
a specified price and future date.
o HEDGED. Currency, hedged leverage,
  correlation, liquidity, opportunity
  risks.                                 X           X            X           X              X              X          X         X
o SPECULATIVE. Currency, speculative
  leverage, liquidity risks.             o           o            o           o              o              o          o         o

FINANCIAL FUTURES AND OPTIONS;
SECURITIES AND INDEX OPTIONS Contracts
involving the right or obligation to
deliver or receive assets or money
depending on the performance of one or
more assets or an economic index.
o FUTURES AND RELATED OPTIONS.
  Interest rate, currency, market,
  hedged or speculative leverage,
  correlation, liquidity, opportunity
  risks.                                 X           X            X           o              X              X          X         X
o OPTIONS ON SECURITIES AND INDICES.
  Interest rate, currency, market,
  hedged or speculative leverage,
  correlation, liquidity, credit,
  opportunity risks.                     o           o            o           o              o              o          o         o

STRUCTURED SECURITIES Indexed and/or
leveraged mortgage-backed and other
debt securities, including
principal-only and interest-only
securities, leveraged floating rate
securities and others. These
securities tend to be highly sensitive
to interest rate movements and their
performance may not correlate to these
movements in a conventional fashion.
Credit, interest rate, extension,
prepayment, market, speculative
leverage, liquidity, valuation risks.    X           X            X          10(2)           X              X          X         X

(1)  No more than 25% of the fund's assets will be invested in securities of any one foreign government.
(2)  Included in the 10% limitation on debt securities.
(3)  Included in the 15% limitation on illiquid securities.
(4)  Applies to purchased options only.

--------------------------------------------------------------------------------
 ANALYSIS OF FUNDS WITH 5% OR MORE JUNK BONDS(1)
--------------------------------------------------------------------------------

INVESTMENT-GRADE BONDS

                              QUALITY RATING                SHORT-TERM STRATEGIC
                              (S&P/MOODY'S)(2)              INCOME FUND
                              -----------------             --------------------
                              AAA/Aaa                       12.8%
                              AA/Aa                         26.6%
                              A/A                            6.0%
                              BBB/Baa                        7.6%
--------------------------------------------------------------------------------

JUNK BONDS

                              QUALITY RATING                SHORT-TERM STRATEGIC
                              (S&P/MOODY'S)(2)             INCOME FUND
                              -----------------             --------------------
                              BB/Ba                         26.2%
                              B/B                           14.9%
                              CCC/Caa                        1.0%
                              CC/Ca                          0.0%
                              C/C                            0.0%
                              D                              0.2%
                              % OF PORTFOLIO IN BONDS       95.3%
--------------------------------------------------------------------------------

INVESTMENT-GRADE BONDS

                              QUALITY RATING                WORLD BOND
                              (S&P/MOODY'S)(2)              FUND
                              -----------------             ----------
                              AAA/Aaa                       65.7%
                              AA/Aa                         25.5%
                              A/A                            2.3%
                              BBB/Baa                        0.3%
--------------------------------------------------------------------------------

JUNK BONDS

                              QUALITY RATING                WORLD BOND
                              (S&P/MOODY'S)(2)              FUND
                              -----------------             ----------
                              BB/Ba                          2.6%
                              B/B                            1.3%
                              CCC/Caa                        0.0%
                              CC/Ca                          0.0%
                              C/C                            0.0%
                              D                              0.0%
                              % OF PORTFOLIO IN BONDS       97.7%
--------------------------------------------------------------------------------

(1) Average weighted quality distribution for the most recent fiscal year.
(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock international/global funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual/ semi-annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).


To request a free copy of the current annual/semi-annual report or SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way STE 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds

101 Huntington Avenue
Boston, Massachusetts 02199-7603

                                               (C) 1996 John Hancock Funds, Inc.
                                                                      GLIPN 3/97

JOHN HANCOCK FUNDS
A GLOBAL INVESTMENT MANAGEMENT FIRM


             VOTE THIS PROXY CARD TODAY! YOUR PROMPT RESPONSE WILL
               SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS




                      JOHN HANCOCK GLOBAL MARKETPLACE FUND
               101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199
               SPECIAL MEETING OF SHAREHOLDERS - NOVEMBER 12, 1997
                   PROXY SOLICITATION BY THE BOARD OF TRUSTEES


     The undersigned, revoking previous proxies, hereby appoint(s) Edward J. Boudreau, Jr., Susan S. Newton and James B. Little, with full power of substitution in each, to vote all the shares of beneficial interest of John Hancock Global Marketplace Fund ("Global Marketplace Fund") which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of Global Marketplace Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on November 22, 1997 at 9:00 a.m., Boston time, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated September 22, 1997 is hereby acknowledged. If not revoked, this proxy shall be voted for the proposal:


                                            PLEASE SIGN, DATE AND RETURN
                                            PROMPTLY IN ENCLOSED ENVELOPE

                                            Date __________________, 1997

                                             NOTE: Signature(s) should agree
                                             with name(s) printed herein. When
                                             signing as attorney, executor,
                                             administrator, trustee or guardian,
                                             please give your full title as
                                             such. If a corporation, please sign
                                             in full corporate name by president
                                             or other authorized officer. If a
                                             partnership, please sign in
                                             partnership name by authorized
                                             person.

                                             -----------------------------------
                                             Signature(s)

JOHN HANCOCK FUNDS
A GLOBAL INVESTMENT MANAGEMENT FIRM





VOTE THIS PROXY CARD TODAY! YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

THIS PROXY SHALL BE VOTED IN FAVOR OF (FOR) PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES SHALL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT. PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW, AS SHOWN, USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK.

     (1) To approve an Agreement and Plan of Reorganization between Global Marketplace Fund and John Hancock Global Fund. Under this Agreement, Global Marketplace Fund would transfer all of its assets to Global Fund in exchange for shares of Global Fund. These shares will be distributed proportionately to you and the other shareholders of Global Marketplace Fund. Global Fund will also assume Global Marketplace Fund's liabilities.

               ----                         ----                        ----
     FOR      |____|               AGAINST |____|             ABSTAIN  |____|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.